                                                                  DELAWARE GROUP

                                                          Enterprise Fund
                                                          U.S. Growth Fund
                                                          World Growth Fund
                                                          New Pacific Fund
                                                          Corporate Income Fund
                                                          Federal Bond Fund


                                                         1997 Semi-Annual Report
                                                         professional management
                                                      service and guidance goals

[PICTURE OF PEOPLE]

DELAWARE
GROUP
--------
professional management
     professional management
                                   [PICTURE OF MAN]

More Than 68 Years Of Investment Experience has taught us that disciplined strategies and prudent risk management are a sound approach to any market environment.

goals
     goals
                                   [PICTURE OF SHORE]

Whatever Your Goals, the years ahead will be shaped by choices you make today. Delaware offers many options that can be an appropriate part of a sound investment plan.

service and guidance
     service and guidance
                                   [PICTURE OF PEOPLE]

Delaware Believes That The Guidance of a professional financial adviser is vital to your long-term success. We are committed to providing you and your adviser with the highest quality information and service.

--------------------------------------------------------------------------------
MAY 7, 1997

Dear Shareholder:

When the Federal Reserve Board raised its target for short-term U.S. interest rates on March 13, it was a shot heard "round the world." The U.S. stock market suffered its first substantial correction in seven years. Bonds fared no better. Most overseas financial markets likewise declined in value.

        Yet, in just a few weeks, the markets reversed course. In hindsight, the Fed's decision to increase the overnight lending rate between banks by 25 basis points (0.25%) to 5.5% was a firecracker rather than a mortar blast for investors.

        To a large extent, such short-term volatility reflects investor ambivalence regarding future inflation. Consumer prices have been quite tame in the 1990s in the U.S. and abroad. Some professionals wonder how long the trend can endure.

        For the six months ended April 30, 1997, the unmanaged Standard & Poor's 500 Index provided a strong total return of +14.72% while the unmanaged Morgan Stanley Europe Australia Far East (EAFE) Index rose +3.10%. The culprit for weak EAFE returns was Japan, whose Nikkei Index fell 10% during the period. The Lehman Brothers Aggregate Bond Index provided a total return of +1.70% during the six months ended April 30, illustrating that bond income has only partially offset a short-term decline in principal value.

        As an investor, one of the best ways you can approach turbulent times is with a diversified investment plan that takes advantage of the fact that global markets and domestic asset classes seldom move in sync over the long term.

        I encourage you to read the portfolio managers' discussion that follows, review the performance of your investments and meet with your financial adviser to discuss your goals. I look forward to reporting to you again this autumn.


Sincerely,


/s/ Wayne A. Stork
-----------------------------------------------
Wayne A. Stork
CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER

                                                  1997 semi-annual report      1

Domestic Equity Funds

Enterprise Fund
Managed by a Lynch & Mayer portfolio team
Headed by Kevin Ferguson and Edward Petner

It's been rough sledding this past winter for stocks of many mid-size companies. Although the unmanaged S&P 400 MidCap Index, our benchmark, rose by +6.88%, the average mutual fund specializing in mid-cap stocks declined in value.

        Enterprise Fund was negatively affected by the relatively weak short-term performance of the technology sector, your Fund's largest area of concentration, as well as several consumer-related stocks that did not meet our expectations. The Fund's total return was -3.84% for the six months ended April 30, 1997, (capital change plus income based on A Class shares at net asset value).

        Viewed from a long-term perspective, this setback was modest and reflective of the inherent volatility of medium-size companies' share prices. On the positive side, the technology sector's weakness provided us with an apparent opportunity to acquire shares of fundamentally strong companies at attractive prices.

        The Fund's strategy includes a constant search for companies that exhibit what we believe are early indications of positive fundamental change such as:

     * an acceleration of earnings growth;
     * an improving industry environment;
     * a corporate restructuring; or
     * a turnaround.

        We had successes during the first half of your Fund's fiscal year, among them CONSECO INC., a financial services company, and XLINX INC., which makes programmable chips for personal computers. But we also had significant disappointments, including MERCURY FINANCE CO., an auto financing company, and TRUMP HOTELS & CASINOS.

        We believe Enterprise Fund is well-positioned for the future because our research shows that about two-thirds of your Fund's holdings could see profits rise at least 20% in calendar 1998.

PORTFOLIO HIGHLIGHTS
---------------------------------------------------------
April 30, 1997
---------------------------------------------------------
Median Market Capitalization                 $2.2 billion
Number of Stocks                                  68
Average Stock Price-to-Earnings Ratio           13.3x*
Largest Holding - BJ Services Co.                3.1%
Top Sector - Technology                         21.5%
Beta**                                           1.06

* BASED ON ANALYSTS' EARNINGS ESTIMATES FOR 1998 AS
  REPORTED BY FIRST CALL.
**A MEASURE OF RISK RELATIVE TO THE S&P 500 INDEX. A NUMBER LESS THAN 1.0 MEANS
  LESS HISTORICAL PRICE VOLATILITY THAN THE INDEX. A NUMBER HIGHER THAN 1.0 MEANS MORE HISTORICAL VOLATILITY.

2    1997 semi-annual report

COMPARATIVE RETURNS FOR THE SIX MONTHS ENDED APRIL 30, 1997

In our opinion, U.S. economic growth will eventually slow in 1997, making the stocks of companies that can sustain above average earnings growth more attractive.

       Enterprise Fund A*                                 -3.84%
       Standard & Poor's Mid-Cap 400 Index                +6.88%
       Lipper Mid-Cap Fund Average (200 funds)            -0.87%


*AT NET ASSET VALUE WITH DISTRIBUTIONS REINVESTED. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE OF OTHER FUND CLASSES VARIES DUE TO DIFFERENT CHARGES AND EXPENSES.

ENTERPRISE FUND PERFORMANCE
Average Annual Return Through April 30, 1997

------------------------------------------------------------------------
                                      LIFETIME                  ONE YEAR
------------------------------------------------------------------------
Class A (Est. 12/3/94)
  Excluding Sales Charge              +8.18%                      -3.06%
  Including Sales Charge              +6.65%                      -7.65%
------------------------------------------------------------------------
Class B (Est. 4/14/94)
  Excluding Sales Charge             +10.98%                      -3.74%
  Including Sales Charge             +10.18%                      -7.35%
------------------------------------------------------------------------
Class C (Est. 5/10/94)
  Excluding Sales Charge             +11.96%                      -3.74%
  Including Sales Charge             +11.96%                      -4.65%
------------------------------------------------------------------------

  ALL PERFORMANCE INCLUDES REINVESTMENT OF DISTRIBUTIONS AND APPLICABLE SALES CHARGES AS DESCRIBED BELOW. RETURN AND SHARE VALUE WILL FLUCTUATE SO THAT SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. PERFORMANCE FOR CLASS B AND C SHARES "EXCLUDING SALES CHARGE" ASSUMES THE INVESTMENT WAS NOT REDEEMED.

  CLASS A SHARES HAVE A 4.75% MAXIMUM FRONT-END SALES CHARGE AND A 12B-1 FEE. CLASS B SHARES DO NOT CARRY A FRONT-END SALES CHARGE, BUT ARE SUBJECT TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. THEY ARE ALSO SUBJECT TO A DEFERRED SALES CHARGE IF REDEEMED BEFORE THE END OF THE SIXTH YEAR.

  CLASS C SHARES HAVE A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. IF SHARES ARE REDEEMED WITHIN 12 MONTHS, A 1% CONTINGENT DEFERRED SALES CHARGE APPLIES.

  THE AVERAGE ANNUAL TOTAL RETURNS FOR THE LIFETIME AND ONE-YEAR PERIODS AND AGGREGATE SIX-MONTH RETURN FOR THE PERIOD ENDED APRIL 30, 1997, FOR ENTERPRISE FUND'S INSTITUTIONAL CLASS WERE +7.38%, -2.82% AND -3.67%. THIS CLASS WAS INITIALLY OFFERED FEBRUARY 3, 1994, AND IS AVAILABLE WITHOUT SALES OR ASSET-BASED DISTRIBUTION CHARGES ONLY TO INSTITUTIONAL ACCOUNTS.

                                                  1997 semi-annual report      3

U.S. GROWTH FUND
Managed by a Lynch & Mayer portfolio team
Headed by Anthony Segalas

U.S. Growth Fund generated a total return of +8.86% (capital change plus income for A Class shares at net asset value) for the six months ended April 30, 1997, greater than the average of its peers.

        We attribute these results to the Fund's positioning in large cap stocks that have done well since October, particularly pharmaceutical and energy stocks. Your Fund's results were lower than the return provided by the unmanaged S&P 500 Index in part because of price and earnings weakness in some technology and retailing stocks we held.

        When we assumed management of the portfolio last May, we decided to focus on companies exhibiting signs of positive fundamental change and strong long-term growth prospects. Since then, we've had success with large cap stocks such as MERCK & CO.

        For much of the period, the capital appreciation from many traditional "growth" stocks lagged that from stocks of cyclical companies that is, those businesses whose fortunes are tied to the performance of the overall U.S. economy.

        In the opinion of your Fund's management team, corporate earnings growth will slow in 1997, possibly bringing growth style investing back into favor. As of the end of 1996, the U.S. economy had expanded in 22 of the last 24 calendar quarters, yet with a relatively modest average growth rate of 2.5%. This combination of steady expansion and low inflation has provided a highly favorable backdrop for financial assets in the 1990s, and we see few clouds on the horizon to alter this long-term trend.

        Analysts anticipate that companies in your Fund's portfolio can report earnings growth averaging 27% through 1998, triple the estimated growth rate of companies in the S&P 500 Index.

PORTFOLIO HIGHLIGHTS
----------------------------------------------------------
As of April 30, 1997

----------------------------------------------------------
Median Market Capitalization                 $5.4 billion
Number of Stocks                                  47
Average Stock Price-to-Earnings Ratio           19.8x*
Largest Holding - Eli Lilly & Co.                4.4%
Top Sectors - Healthcare and Drugs              27.6%
Beta**                                           1.10

 *BASED ON ANALYSTS' EARNINGS ESTIMATES FOR 1998.
**A MEASURE OF RISK RELATIVE TO THE S&P 500 INDEX. A NUMBER LESS THAN 1.0 MEANS
  LESS HISTORICAL PRICE VOLATILITY THAN THE INDEX. A NUMBER HIGHER THAN 1.0 MEANS MORE HISTORICAL VOLATILITY.

4    1997 semi-annual report

COMPARATIVE RETURNS FOR THE
SIX MONTHS ENDED APRIL 30, 1997

       U.S. Growth A*                                      8.86%
       Standard & Poor's 500 Index                        14.72%
       Lipper Growth Fund Average (799 funds)              7.15%


By focusing on companies with better-than average earnings prospects, we believe we have positioned U.S. Growth Fund well for the balance of fiscal 1997.

*AT NET ASSET VALUE WITH DISTRIBUTIONS REINVESTED. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE OF OTHER FUND CLASSES VARIES DUE TO DIFFERENT CHARGES AND EXPENSES.

U.S. GROWTH PERFORMANCE
Average Annual Return Through April 30, 1997

-------------------------------------------------------------------------
                                       LIFETIME                  ONE YEAR
-------------------------------------------------------------------------
Class A (Est. 12/3/93)
  Excluding Sales Charge              +12.77%                     +15.82%
  Including Sales Charge              +11.16%                     +10.30%
-------------------------------------------------------------------------
Class B (Est. 3/29/94)
  Excluding Sales Charge              +13.43%                     +14.96%
  Including Sales Charge              +12.68%                     +10.96%
-------------------------------------------------------------------------
Class C (Est. 5/23/94)
  Excluding Sales Charge              +15.77%                     +14.95%
  Including Sales Charge              +15.77%                     +13.95%
-------------------------------------------------------------------------

  ALL PERFORMANCE INCLUDES REINVESTMENT OF DISTRIBUTIONS AND APPLICABLE SALES CHARGES AS DESCRIBED BELOW. RETURN AND SHARE VALUE WILL FLUCTUATE SO THAT SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. PERFORMANCE FOR CLASS B AND C SHARES "EXCLUDING SALES CHARGE" ASSUMES THE INVESTMENT WAS NOT REDEEMED.

  CLASS A SHARES HAVE A 4.75% MAXIMUM FRONT-END SALES CHARGE AND A 12B-1 FEE. CLASS B SHARES DO NOT CARRY A FRONT-END SALES CHARGE, BUT ARE SUBJECT TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. THEY ARE ALSO SUBJECT TO A DEFERRED SALES CHARGE IF REDEEMED BEFORE THE END OF THE SIXTH YEAR.

  CLASS C SHARES HAVE A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. IF SHARES ARE REDEEMED WITHIN 12 MONTHS, A 1% CONTINGENT DEFERRED SALES CHARGE APPLIES.

  THE AVERAGE ANNUAL TOTAL RETURNS FOR THE LIFETIME AND ONE-YEAR PERIODS AND AGGREGATE SIX-MONTH RETURN FOR THE PERIOD ENDED APRIL 30, 1997, FOR U.S. GROWTH INSTITUTIONAL CLASS WERE +12.03%, +16.18% AND +9.01%. THIS CLASS WAS INITIALLY OFFERED FEBRUARY 3, 1994, AND IS AVAILABLE WITHOUT SALES OR ASSET-BASED DISTRIBUTION CHARGES ONLY TO INSTITUTIONAL ACCOUNTS.

                                                  1997 semi-annual report      5

International Equity Funds
WORLD GROWTH FUND
Managed by a portfolio team at Walter Scott & Partners

World Growth Fund provided a total return of +3.35% (capital change plus income based on A Class shares at net asset value) for the six months ended April 30, 1997. This outpaced the return of the unmanaged Morgan Stanley Europe Australia Far East (EAFE) Index for the period, but was below the average of your Fund's peers.

        As of April 30, your Fund invested the largest percentage of its portfolio in Japanese stocks. This reflected a belief that recent economic weakness in Japan is temporary. We have positioned the portfolio to benefit from a recovery in Japan's domestic economy, an expected corporate profits and from depreciation of the yen. We've added companies such as JOYFULL, a steakhouse-style restaurant chain that caters to price-conscious Japanese consumers.

        We are pleased to report that our Japanese stocks substantially outperformed the Nikkei Index for the six months ended April 30, 1997. Our holdings in Japan rose +1.4% in value while the Nikkei declined 10% for the period. Nevertheless, this was lower than the returns available from markets elsewhere in the world.

        Your Fund's performance was augmented by investments in Europe, particularly Germany. As of April 30, we were also overweighted in the Netherlands, Norway and Sweden.

        As part of your Fund's overall investment strategy, we attempt to mitigate the special risks of international investing in several ways. As of April 30, we held yen and deutschemark currency options to protect the dollar value of our investments in Japan and Germany. We analyze political and economic events that might affect our investments. And we rigorously scrutinize company balance sheets.

COUNTRY ALLOCATION
April 30, 1997

       Japan                                              33.0%
       Germany                                            15.2%
       Denmark/Netherlands                                10.5%
       France                                              3.4%
       Norway                                              6.0%
       United Kingdom                                      5.3%
       Singapore/Malaysia                                  6.6%
       Sweden                                              3.4%
       Other                                               5.3%
       Cash Equivalents                                   11.3%

JAPANESE AND GERMAN STOCKS REPRESENTED NEARLY HALF OF YOUR FUND'S NET ASSETS AS OF APRIL 30.

6    1997 semi-annual report

COMPARATIVE RETURNS FOR THE
SIX MONTHS ENDED APRIL 30, 1997

       World Growth A*                                     +3.35%
       Morgan Stanley Europe Australian Far East Index     +1.72%
       Lipper International Fund Average (396 funds)       +6.17%

World Growth Fund focuses on companies that we believe can expand by more than 20% a year. We seek businesses that can generate high levels of cash flow over long periods of time.

*AT NET ASSET VALUE WITH DISTRIBUTIONS REINVESTED. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE OF OTHER FUND CLASSES VARIES DUE TO DIFFERENT CHARGES AND EXPENSES.

WORLD GROWTH FUND PERFORMANCE
Average Annual Return Through April 30, 1997
-----------------------------------------------------------------------------
                                           LIFETIME                  ONE YEAR
Class A (Est. 12/3/93)
  Excluding Sales Charge                   +7.70%                      +3.10%
  Including Sales Charge                   +6.17%                      -1.80%
-----------------------------------------------------------------------------
Class B (Est. 3/29/94)
  Excluding Sales Charge                   +6.02%                      +2.35%
  Including Sales Charge                   +5.16%                      -1.48%
-----------------------------------------------------------------------------
Class C (Est. 5/23/94)
  Excluding Sales Charge                   +6.28%                      +2.25%
  Including Sales Charge                   +6.28%                      +1.30%
-----------------------------------------------------------------------------

  ALL PERFORMANCE INCLUDES REINVESTMENT OF DISTRIBUTIONS AND APPLICABLE SALES CHARGES AS DESCRIBED BELOW. RETURN AND SHARE VALUE WILL FLUCTUATE SO THAT SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. PERFORMANCE FOR CLASS B AND C SHARES "EXCLUDING SALES CHARGE" ASSUMES THE INVESTMENT WAS NOT REDEEMED.

  CLASS A SHARES HAVE A 4.75% MAXIMUM FRONT-END SALES CHARGE AND A 12B-1 FEE. CLASS B SHARES DO NOT CARRY A FRONT-END SALES CHARGE, BUT ARE SUBJECT TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. THEY ARE ALSO SUBJECT TO A DEFERRED SALES CHARGE IF REDEEMED BEFORE THE END OF THE SIXTH YEAR.

  CLASS C SHARES HAVE A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. IF SHARES ARE REDEEMED WITHIN 12 MONTHS, A 1% CONTINGENT DEFERRED SALES CHARGE APPLIES.

  THE AVERAGE ANNUAL TOTAL RETURNS FOR THE LIFETIME AND ONE-YEAR PERIODS AND AGGREGATE SIX-MONTH RETURN FOR THE PERIOD ENDED APRIL 30, 1997, FOR WORLD GROWTH FUND'S INSTITUTIONAL CLASS WERE +6.44%, +3.37% AND +3.46%. THIS CLASS WAS INITIALLY OFFERED FEBRUARY 3, 1994, AND IS AVAILABLE WITHOUT SALES OR ASSET-BASED DISTRIBUTION CHARGES ONLY TO INSTITUTIONAL ACCOUNTS.

                                                  1997 semi-annual report      7

NEW PACIFIC FUND
Managed by Peter Robson at John Govett & Co.

Since October, Asian stock markets have been everything but calm. Japan and Thailand suffered sharp setbacks amid concerns over the health of each respective country's financial system. The South Korean economy was in recession. India is in the midst of political turmoil.

        That said, however, there were islands of opportunity that helped New Pacific Fund outpace both its peers and its benchmark by a wide margin for the period. Your Fund achieved a total return of +4.09% for the six months ended April 30, 1997, (capital change plus income based on A Class shares at net asset value).

        Our results reflected prudent country and stock selection, lower regional interest rates and our ability to capitalize on political uncertainty in some countries. Our Taiwanese holdings performed particularly well, as did our stock selections in Indonesia and the Philippines.

        In Japan, we've focused on well-capitalized, export-oriented companies that we believe are likely to benefit from the falling value of the yen, which may make Japanese goods cheaper for foreigners to buy. Beginning in February, Japan's stock market began to recover.

        In China and Hong Kong, our holdings include several so-called "Red chip" stocks that stand to benefit as the capitalist and socialist economies converge.

        The Fund's strategy is to focus on major growth areas of the Pacific Rim by emphasizing emerging Asian economies. The Fund seeks to find value by analyzing the earnings potential of a company relative to its current stock price and historical prices.

        Investing in emerging markets is a long-term commitment that involves special risks. Recent turmoil in India and Thailand, for example, illustrates what can happen to equity markets when a country's government is less stable than that of the U.S. or when accounting standards differ. Nevertheless, we believe investors who are willing to accept such short-term growing pains can potentially reap substantial rewards.

COUNTRY/ASSET ALLOCATION
April 30, 1997

       Japan                                              19.9%
       Singapore/Malaysia                                 15.2%
       Taiwan                                              4.0%
       Philippines                                         2.8%
       India/Pakistan                                      5.7%
       Indonesia                                           4.5%
       Cash                                               12.1%
       Hong Kong                                          12.5%
       Thailand                                            7.3%
       China                                               7.5%
       South Korea                                         4.0%
       Australia                                           4.5%

YOUR FUND WAS WELL-DIVERSIFIED WITHIN THE PACIFIC RIM. AS OF APRIL 30, NO ONE COUNTRY REPRESENTED MORE THAN ONE-FIFTH OF YOUR FUND'S NET ASSETS.

8    1997 semi-annual report

COMPARATIVE RETURNS FOR THE
SIX MONTHS ENDED APRIL 30, 1997

       New Pacific Fund A*                                 -4.09%
       Morgan Stanley Pacific Index                       -10.38%
       Lipper Pacific Region Fund Average (45 funds)       -0.29%

In the coming months, we expect to modestly increase our weighting in Singapore, Thailand and Malaysia and modestly reduce our position in Taiwan, where many stocks appear fully valued. Your Fund's management has also set a target of reducing the cash position to about 5% of net assets.

*AT NET ASSET VALUE WITH DISTRIBUTIONS REINVESTED. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE OF OTHER FUND CLASSES VARIES DUE TO DIFFERENT CHARGES AND EXPENSES.

NEW PACIFIC FUND PERFORMANCE
Average Annual Return Through April 30, 1997
-----------------------------------------------------------------------------

                                      LIFETIME                  ONE YEAR
-----------------------------------------------------------------------------
Class A (Est. 12/3/93)
  Excluding Sales Charge              +0.37%                      -2.72%
  Including Sales Charge              -1.05%                      -7.32%
-----------------------------------------------------------------------------
Class B (Est. 3/29/94)
  Excluding Sales Charge              +1.10%                      -3.42%
  Including Sales Charge              +0.15%                      -7.22%
-----------------------------------------------------------------------------
Class C (Est. 7/7/94)
  Excluding Sales Charge              +0.54%                      -3.29%
  Including Sales Charge              +0.54%                      -4.24%
-----------------------------------------------------------------------------

ALL PERFORMANCE INCLUDES REINVESTMENT OF DISTRIBUTIONS AND APPLICABLE SALES CHARGES AS DESCRIBED BELOW. RETURN AND SHARE VALUE WILL FLUCTUATE SO THAT SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. PERFORMANCE FOR CLASS B AND C SHARES "EXCLUDING SALES CHARGE" ASSUMES THE INVESTMENT WAS NOT REDEEMED.

CLASS A SHARES HAVE A 4.75% MAXIMUM FRONT-END SALES CHARGE AND A 12B-1 FEE. CLASS B SHARES DO NOT CARRY A FRONT-END SALES CHARGE, BUT ARE SUBJECT TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE.

THEY ARE ALSO SUBJECT TO A DEFERRED SALES CHARGE IF REDEEMED BEFORE THE END OF THE SIXTH YEAR. CLASS C SHARES HAVE A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. IF SHARES ARE REDEEMED WITHIN 12 MONTHS, A 1% CONTINGENT DEFERRED SALES CHARGE APPLIES.

THE AVERAGE ANNUAL TOTAL RETURNS FOR THE LIFETIME AND ONE-YEAR PERIODS AND AGGREGATE SIX-MONTH RETURN FOR THE PERIOD ENDED APRIL 30, 1997, FOR NEW PACIFIC FUND'S INSTITUTIONAL CLASS WERE -2.50%, -2.20% AND +4.37%. THIS CLASS WAS INITIALLY OFFERED FEBRUARY 3, 1994, AND IS AVAILABLE WITHOUT SALES OR ASSET-BASED DISTRIBUTION CHARGES ONLY TO INSTITUTIONAL ACCOUNTS.

                                                  1997 semi-annual report      9

Bond Funds
CORPORATE INCOME FUND
Managed by Timothy Policinski, Lincoln Investment Management Inc.

Amid a turbulent bond market, Corporate Income Fund's total return for the six months ended April 30, 1997, was +0.88% (capital change plus income for A Class shares at net asset value). Recurrent inflation fears were the driving force behind the volatility.

        The bond market's perception of the economy and the direction of interest rates changed significantly during the first half of the 1997 fiscal year. Last autumn, we increased average effective duration, which allowed your Fund to benefit from falling interest rates during the last calendar quarter of 1996. Strong corporate profits and moderate economic growth led to higher corporate bond prices, enhancing your Fund's performance.

        However, by the beginning of 1997, a different story emerged. America's output of goods and services grew by 5.8% in the first quarter, the fastest annual rate since 1973. Investors speculated that the benign inflation environment of the 1990s could not be sustained amid such boom times.

        By March, bond prices had slumped. Although some economic statistics would appear to support a continuation of steady to lower long-term interest rates, Federal Reserve Board chairman Alan Greenspan has expressed his resolve to quell inflation. The Fed boosted interest rates on March 13, causing yields on long-term Treasury bonds to rise above 7%.

        We see several reasons for caution regarding interest rates in the months ahead. History suggests we should expect further increases by the Fed before year's end.

        Since late February, we've maintained a duration that's been slightly shorter than our benchmark, the Lehman Brothers Corporate Bond Index. To augment your Fund's yield without taking on additional interest rate risk, we've purchased trust preferred bonds, a type of subordinated corporate debt.

PORTFOLIO HIGHLIGHTS
----------------------------------------------------
April 30, 1997
----------------------------------------------------
Average Effective Maturity                15.2 years
Average Effective Duration                 5.3 years
Average Quality                              A+
30-Day Annualized Yield*                   6.04%

*FOR CLASS A SHARES BASED ON SECURITIES AND EXCHANGE COMMISSION GUIDELINES. SEC YIELDS FOR B AND C CLASSES WERE 5.17% AND 5.16% RESPECTIVELY.

10   1997 semi-annual report

COMPARATIVE RETURNS FOR THE
SIX MONTHS ENDED APRIL 30, 1997

       Corporate Income Fund A                             +0.88%
       Lehman Brothers Corporate Bond Index                +1.23%
       Lipper Corporate BBB Bond Fund Average (122 funds)  +1.70%

        We expect long-term yields for high quality corporate bonds to generally remain in a range of 7% to 7.75% for the balance of 1997, although we believe it is possible yields could dip to as low as 6.75% if the economy grows weak, or rise to as much as 8.25% should inflation accelerate.

*AT NET ASSET VALUE WITH DISTRIBUTIONS REINVESTED. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE OF OTHER FUND CLASSES VARIES DUE TO DIFFERENT CHARGES AND EXPENSES.

CORPORATE INCOME FUND PERFORMANCE
Average Annual Return Through April 30, 1997
--------------------------------------------------------------------------

                                       LIFETIME                   ONE YEAR
--------------------------------------------------------------------------
Class A (Est. 12/3/93)
  Excluding Sales Charge                +4.37%                      +6.57%
  Including Sales Charge                +2.89%                      +1.49%
--------------------------------------------------------------------------
Class B (Est. 7/27/94)
  Excluding Sales Charge                +7.09%                      +5.75%
  Including Sales Charge                +6.20%                      +1.75%
--------------------------------------------------------------------------
Class C (Est. 7/7/94)
  Excluding Sales Charge                +7.33%                      +5.77%
  Including Sales Charge                +7.33%                      +4.77%
--------------------------------------------------------------------------

  ALL PERFORMANCE INCLUDES REINVESTMENT OF DISTRIBUTIONS AND APPLICABLE SALES CHARGES AS DESCRIBED BELOW. RETURN AND SHARE VALUE WILL FLUCTUATE SO THAT SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. PERFORMANCE FOR CLASS B AND C SHARES "EXCLUDING SALES CHARGE" ASSUMES THE INVESTMENT WAS NOT REDEEMED.

  CLASS A SHARES HAVE A 4.75% MAXIMUM FRONT-END SALES CHARGE AND A 12B-1 FEE. CLASS B SHARES DO NOT CARRY A FRONT-END SALES CHARGE, BUT ARE SUBJECT TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. THEY ARE ALSO SUBJECT TO A DEFERRED SALES CHARGE IF REDEEMED BEFORE THE END OF THE SIXTH YEAR.

  CLASS C SHARES HAVE A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. IF SHARES ARE REDEEMED WITHIN 12 MONTHS, A 1% CONTINGENT DEFERRED SALES CHARGE APPLIES.

  THE AVERAGE ANNUAL TOTAL RETURNS FOR THE LIFETIME AND ONE-YEAR PERIODS AND AGGREGATE SIX-MONTH RETURN FOR THE PERIOD ENDED APRIL 30, 1997, FOR CORPORATE INCOME FUND'S INSTITUTIONAL CLASS WERE +4.85%, +6.85% AND +1.05%. THIS CLASS WAS INITIALLY OFFERED FEBRUARY 3, 1994, AND IS AVAILABLE WITHOUT SALES OR ASSET-BASED DISTRIBUTION CHARGES ONLY TO INSTITUTIONAL ACCOUNTS.

                                                  1997 semi-annual report     11

FEDERAL BOND FUND
Managed by Timothy Policinski, Lincoln Investment Management Inc.

During the first half of fiscal 1997, good economic news has negatively affected government bonds. Federal Bond Fund's total return for the six months ended April 30, 1997, was +0.91% (capital change plus income for A Class shares at net asset value).

        Signs of a booming U.S. economy and the Federal Reserve Board's March 13 increase in short-term interest rates have led to lower long-term bond prices, reducing the total return of government securities. The yield on 10-year U.S. Treasury Notes as of April 30, 1997, stood at 6.71%, some 40 basis points (0.40%) higher than six months earlier.

        The big question facing bond investors is how long can inflation remain benign. The nation's output of goods and services has been growing at an above-average pace since autumn, and America's unemployment rate has been low. Ordinarily these are signals that inflation could accelerate.

        A positive piece of news that could help keep inflation in check is that Washington is finally making progress on reducing deficit spending. The strong economy has led to higher than expected federal tax revenues. Accordingly, many estimates of the deficit for the government's 1997 fiscal year have dropped to less than $100 billion.

        At the start of its fiscal year, your Fund's effective duration was slightly longer than that of our benchmark, the Lehman Brothers Government Bond Index. This helped us during the autumn bond market rally. Duration measures a bond's sensitivity to interest rates and indicates the likely change in a bond's price given a 1% change in interest rates. In March, in an effort to preserve principal, the Fund strategically increased its cash holdings and reduced duration to a level modestly shorter than our benchmark.

        We expect long-term yields for government bonds to generally remain in a range of 6.25% to 6.88% for the balance of 1997, although we believe it is possible yields could dip to as low as 5.75% if the economy grows weak, or rise to as much as 7.38% should inflation accelerate and the Fed tightens credit more than two or three times.

PORTFOLIO HIGHLIGHTS
----------------------------------------------------
April 30, 1997
----------------------------------------------------

Average Effective Maturity                10.4 years
Average Effective Duration                 4.6 years
Average Quality                              AAA
30-Day Annualized Yield*                   5.44%

*FOR CLASS A SHARES BASED ON SECURITIES AND EXCHANGE COMMISSION GUIDELINES. SEC YIELDS FOR B AND C CLASSES WERE 4.73% AND 4.65%, RESPECTIVELY.

12   1997 semi-annual report

COMPARATIVE RETURNS FOR THE
SIX MONTHS ENDED APRIL 30, 1997

       Federal Bond Fund A*                                           +0 91%
       Lehman Brothers Government Bond Index                          +1.32%
       Lipper General U.S. Government Bond Fund Average (186 funds)   +1.11%

As always, Federal Bond Fund seeks to provide income from specific sectors of the government bond market - such as mortgage securities - which we believe can provide additional yield and value without a substantial increase in risk to principal.


*AT NET ASSET VALUE WITH DISTRIBUTIONS REINVESTED. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE OF OTHER FUND CLASSES VARIES DUE TO DIFFERENT CHARGES AND EXPENSES.

FEDERAL BOND FUND PERFORMANCE
Average Annual Return Through April 30, 1997
-----------------------------------------------------------------------

                                     LIFETIME                  ONE YEAR
-----------------------------------------------------------------------
Class A (Est. 12/3/93)
  Excluding Sales Charge             +3.62%                      +5.26%
  Including Sales Charge             +2.15%                      +0.28%
-----------------------------------------------------------------------
Class B (Est. 5/11/94)
  Excluding Sales Charge             +5.36%                      +4.58%
  Including Sales Charge             +4.37%                      +0.58%
-----------------------------------------------------------------------
Class C (Est. 9/14/94)
  Excluding Sales Charge             +4.90%                      +4.52%
  Including Sales Charge             +4.90%                      +3.52%
-----------------------------------------------------------------------

ALL PERFORMANCE INCLUDES REINVESTMENT OF DISTRIBUTIONS AND APPLICABLE SALES CHARGES AS DESCRIBED BELOW. RETURN AND SHARE VALUE WILL FLUCTUATE SO THAT SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. PERFORMANCE FOR CLASS B AND C SHARES "EXCLUDING SALES CHARGE" ASSUMES THE INVESTMENT WAS NOT REDEEMED.

CLASS A SHARES HAVE A 4.75% MAXIMUM FRONT-END SALES CHARGE AND A 12B-1 FEE. CLASS B SHARES DO NOT CARRY A FRONT-END SALES CHARGE, BUT ARE SUBJECT TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. THEY ARE ALSO SUBJECT TO A DEFERRED SALES CHARGE IF REDEEMED BEFORE THE END OF THE SIXTH YEAR.

CLASS C SHARES HAVE A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. IF SHARES ARE REDEEMED WITHIN 12 MONTHS, A 1% CONTINGENT DEFERRED SALES CHARGE APPLIES.

THE AVERAGE ANNUAL TOTAL RETURNS FOR THE LIFETIME AND ONE-YEAR PERIODS AND AGGREGATE SIX-MONTH RETURN FOR THE PERIOD ENDED APRIL 30, 1997, FOR FEDERAL BOND FUND'S INSTITUTIONAL CLASS WERE +2.98%, +5.54% AND +1.02%. THIS CLASS WAS INITIALLY OFFERED FEBRUARY 3, 1994, AND IS AVAILABLE WITHOUT SALES OR ASSET-BASED DISTRIBUTION CHARGES ONLY TO INSTITUTIONAL ACCOUNTS.

                                                  1997 semi-annual report     13

Financial Statements
DELAWARE GROUP ADVISER FUNDS, INC.
ENTERPRISE FUND
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          NUMBER          MARKET
                                                         OF SHARES         VALUE
                                                        ------------------------
 COMMON STOCK - 92.54%
 AUTOMOBILES & AUTO PARTS - 1.98%
*Tower Automotive ............................           15,500       $  573,500
                                                                      ----------
                                                                         573,500
                                                                      ----------
 BANKING, FINANCE & INSURANCE - 8.18%
 Charter One Financial .......................            3,225          143,714
 Conseco .....................................           20,600          852,325
 ReliaStar Financial .........................            4,900          296,450
 UNUM ........................................            5,900          454,300
 Washington Mutual ...........................           12,600          620,550
                                                                      ----------
                                                                       2,367,339
                                                                      ----------
 CABLE, MEDIA, & PUBLISHING - 3.54%
*American Radio Systems ......................            3,600          105,300
*Evergreen Media Class A .....................           17,100          552,544
*SFX Broadcasting Class A ....................           11,700          367,081
                                                                      ----------
                                                                       1,024,925
                                                                      ----------
 CHEMICALS - 3.12%
 Crompton & Knowles ..........................           26,300          572,025
 IMC Fertilizer Group ........................            9,000          331,875
                                                                      ----------
                                                                         903,900
                                                                      ----------
 COMPUTERS & TECHNOLOGY - 10.23%
*Adaptec .....................................           17,400          644,888
*BMC Software ................................           12,500          539,844
*Cadence Design Systems ......................            8,725          279,200
*Hyperion Software ...........................           11,600          187,050
*Parametric Technology .......................            9,800          442,838
*Sterling Commerce ...........................            9,800          253,575
*Storage Technology ..........................           14,800          519,850
*Xircom ......................................           10,100           94,056
                                                                      ----------
                                                                       2,961,301
                                                                      ----------
 ELECTRONICS & ELECTRICAL - 8.24%
*Altera ......................................            9,900          490,669
*Etec Systems ................................           17,800          515,088
*LSI Logic ...................................           17,400          665,550
*Xilinx ......................................           14,600          714,488
                                                                      ----------
                                                                       2,385,795
                                                                      ----------
 ENERGY - 15.59%
*BJ Services .................................           19,500          918,938
*Benton Oil & Gas ............................           21,200          310,050
*Diamond Offshore Drilling ...................           10,880          700,400
*ENSCO International .........................           12,800          608,000
*Nabors Industries ...........................           11,700          219,375
 Sun .........................................           16,800          459,900
 Transocean Offshore .........................           10,800          654,750
*Triton Energy ...............................           10,200          374,850
*United Meridian .............................            9,500          269,563
                                                                      ----------
                                                                       4,515,826
                                                                      ----------
---------------------
Top 10 holdings, representing 24.09% of net assets, are in bold face.

--------------------------------------------------------------------------------
                                                          NUMBER          MARKET
                                                         OF SHARES         VALUE
                                                        ------------------------
 COMMON STOCK (CONTINUED)
 FARMING & AGRICULTURE - 3.33%
 Delta and Pine Land .............................          9,067     $  226,667
 Dole Food .......................................         11,200        456,400
 Pioneer Hi-Bred International ...................          4,000        282,500
                                                                      ----------
                                                                         965,567
                                                                      ----------
 FOOD, BEVERAGE & TOBACCO - 5.23%
 CKE Restaurants .................................         25,800        506,325
 Coca-Cola Enterprises ...........................          8,500        513,188
 Flowers Industries ..............................         20,300        494,813
                                                                      ----------
                                                                       1,514,326
                                                                      ----------
 HEALTHCARE & PHARMACEUTICALS - 12.12%
 *Biochem Pharma .................................         33,100        595,800
 *Biogen .........................................          9,400        301,975
 *Centocor .......................................         17,300        487,644
 *HEALTHSOUTH ....................................         23,200        458,200
 *Liposome .......................................         17,500        388,281
 *MedPartners ....................................         25,894        472,566
 *Sangstat Medical ...............................          2,500         43,125
 *VISX ...........................................         10,600        240,488
 *Vencor .........................................         12,500        520,313
                                                                      ----------
                                                                       3,508,392
                                                                      ----------
 INDUSTRIAL MACHINERY - 1.64%
 Harnischfeger Industries ........................         11,400        474,525
                                                                      ----------
                                                                         474,525
                                                                      ----------
 LEISURE, LODGING, & ENTERTAINMENT - 1.58%
 HASBRO ..........................................         18,350        458,750
                                                                      ----------
                                                                         458,750
                                                                      ----------
 METALS AND MINING - 1.88%
 Potash Corporation of Saskatchewan ..............          7,100        545,813
                                                                      ----------
                                                                         545,813
                                                                      ----------
 RETAIL - 7.84%
 Claire's Stores .................................         19,200        367,200
*Corporate Express ...............................         15,800        156,025
 Dollar General ..................................         13,050        412,706
*Samsonite .......................................          9,200        379,500
*Stage Stores ....................................         17,600        371,800
*Zale ............................................         31,500        582,750
                                                                      ----------
                                                                       2,269,981
                                                                      ----------
 TELECOMMUNICATIONS - 2.99%
*Brooks Fiber Properties .........................          8,300        181,563
*Colt Telecommunications Group-ADR ...............          5,300         95,731
*McLeod Class A ..................................         11,100        205,350
*QUALCOMM ........................................          8,200        382,325
                                                                      ----------
                                                                         864,969
                                                                      ----------
 TEXTILES, APPAREL, & FURNITURE - 2.26%
*Lear ............................................         10,600        378,950
*Tommy Hilfiger ..................................          6,900        274,275
                                                                      ----------
                                                                         653,225
                                                                      ----------
14   1997 semi-annual report

--------------------------------------------------------------------------------
                                                          NUMBER          MARKET
                                                         OF SHARES         VALUE
                                                        ------------------------
 COMMON STOCK (CONTINUED)
 TRANSPORTATION & SHIPPING - 2.79%
 Tidewater .....................................          11,200      $  449,400
*Wisconsin Central Transportation ..............          11,000         358,875
                                                                      ----------
                                                                         808,275
                                                                      ----------
Total Common Stock (cost $23,780,303) ..........                      26,796,409
                                                                      ----------

                                                       PRINCIPAL
                                                         AMOUNT

REPURCHASE  AGREEMENTS - 7.31%
With J.P. Morgan Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be  repurchased  at  $460,090,
 collateralized  by  $460,000  U.S.
 Treasury Notes 8.625% due 08/15/97,
 market value $471,746) ........................      $  460,000         460,000
With Prudential Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $312,342,
 collateralized by $311,000 U.S. Treasury
 Notes 6.125% due 05/31/97,
 market value $319,119) ........................         312,220         312,000
With Prudential Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $461,479,
 collateralized by $460,000 U.S. Treasury
 Notes 6.125% due 05/31/97,
 market value $471,442) ........................         462,000         462,000
With PaineWebber Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $210,864,
 collateralized by $210,000 U.S. Treasury
 Notes 6.000% due 11/30/97,
 market value $215,254) ........................         211,000         211,000
With J.P. Morgan Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $211,158,
 collateralized by $218,000 U.S. Treasury
 Notes 5.125% due 04/30/98,
 market value $216,602) ........................         211,000         211,000
With PaineWebber Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $230,192,
 collateralized by $231,000 U.S. Treasury
 Notes 6.875% due 03/31/00,
 market value $234,799) ........................         230,000         230,000
With PaineWebber Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $230,192,
 collateralized by $231,000 U.S. Treasury
 Notes 6.875% due 03/31/00,
 market value $234,799) ........................         230,000         230,000
                                                                      ----------
Total Repurchase Agreements
 (cost $2,116,000) .............................                       2,116,000
                                                                      ----------

--------------------------------------------------------------------------------
                                                                       MARKET
                                                                        VALUE
                                                                  --------------
TOTAL MARKET VALUE OF SECURITIES - 99.85%
 (cost $25,896,303) .........................................      $ 28,912,409
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 0.15% .................................            44,520
                                                                   ------------
NET ASSETS APPLICABLE TO 2,358,292
 SHARES ($.01 PAR VALUE)
 OUTSTANDING - 100.00% ......................................      $ 28,956,929
                                                                   ============

NET ASSET VALUE - ENTERPRISE FUND A CLASS
 ($19,455,188 / 1,594,387 shares) ...........................      $      12.20
                                                                   ============
 (MAXIMUM OFFERING PRICE $12.20/.9525 = $12.81)
NET ASSET VALUE - ENTERPRISE FUND B CLASS
 ($2,345,967 / 182,211 shares) ..............................      $      12.87
                                                                   ============
  (subject to a contingent deferred sales charge which
  varies from 1%-4% depending upon the holding period)
 NET ASSET VALUE - ENTERPRISE FUND C CLASS
 ($162,137 / 12,345 shares) .................................      $      13.13
                                                                   ============
  (subject to a contingent deferred sales charge
  of 1% depending upon the holding period)
 NET ASSET VALUE - ENTERPRISE FUND INSTITUTIONAL CLASS
 ($6,993,637 / 569,349 shares) ..............................      $      12.28
                                                                   ============

COMPONENTS OF NET ASSETS AT APRIL 30, 1997:
 Common stock $.01 par value,
 70,000,000 shares authorized to the
 Enterprise Fund with 20,000,000 shares
 allocated to the Enterprise Fund A Class,
 20,000,000 shares allocated to the
 Enterprise Fund B Class, 15,000,000
 shares allocated to the Enterprise Fund C
 Class and 15,000,000 shares allocated to the

Enterprise Fund Institutional Class .........................      $ 24,666,668
Accumulated undistributed:
Net realized gain on investments ............................         1,431,576
Net investment loss .........................................          (157,421)
Net unrealized appreciation of investments ..................         3,016,106
                                                                   ------------
Total Net Assets ............................................      $ 28,956,929
                                                                   ============
------------
*Non-income producing security
 ADR - American Depository Receipt

                             See accompanying notes

                                                  1997 semi-annual report     15

DELAWARE GROUP ADVISER FUNDS, INC.
U.S. GROWTH FUND
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          NUMBER          MARKET
                                                         OF SHARES         VALUE
                                                        ------------------------
 COMMON STOCK - 97.04%
 AEROSPACE & DEFENSE - 0.91%
 Boeing ........................................           3,200      $  315,600
                                                                      ----------
                                                                         315,600
                                                                      ----------
 BANKING, FINANCE & INSURANCE - 10.78%
 Chase Manhattan ...............................          15,000       1,389,375
 Chubb .........................................           8,900         513,975
 Citicorp ......................................           9,100       1,024,888
 DEAN WITTER DISCOVER & CO .....................          20,700         791,775
                                                                      ----------
                                                                       3,720,013
                                                                      ----------
 CHEMICALS - 1.55%
 Monsanto ......................................          12,500         534,375
                                                                      ----------
                                                                         534,375
                                                                      ----------
 COMPUTERS & TECHNOLOGY - 14.99%
*Cisco Systems .................................           6,700         347,144
*Compaq Computer ...............................          18,100       1,545,283
 First Data ....................................          35,087       1,210,508
*Microsoft .....................................          11,600       1,410,125
*SunGuard Data Systems .........................          14,900         662,119
                                                                      ----------
                                                                       5,175,179
                                                                      ----------
 CONSUMER PRODUCTS - 3.00%
 Gillete .......................................          12,200       1,037,000
                                                                      ----------
                                                                       1,037,000
                                                                      ----------
 ELECTRONICS & ELECTRICAL - 9.82%
 Intel .........................................           8,300       1,270,938
 Nokia, Sponsored ADR ..........................          11,500         743,188
 Texas Instruments .............................          11,700       1,044,225
*Xilinx ........................................           6,800         332,775
                                                                      ----------
                                                                       3,391,126
                                                                      ----------
 ENERGY - 4.46%
*Diamond Offshore Drilling .....................          10,000         643,750
 Schlumberger Limited ..........................           8,100         897,075
                                                                      ----------
                                                                       1,540,825
                                                                      ----------
 FOOD, BEVERAGE & TOBACCO - 5.41%
 Coca-Cola Company .............................          14,000         890,750
 PepsiCo .......................................          18,600         648,675
 Philip Morris .................................           8,300         326,813
                                                                      ----------
                                                                       1,866,238
                                                                      ----------
 HEALTHCARE - 6.10%
*Boston Scientific .............................          11,700         564,525
*HEALTHSOUTH ...................................          18,400         363,400
 Medtronic .....................................          17,000       1,177,250
                                                                      ----------
                                                                       2,105,175
                                                                      ----------
 LEISURE, LODGING & ENTERTAINMENT - 4.28%
 Walt Disney ...................................          18,000       1,476,000
                                                                      ----------
                                                                       1,476,000
                                                                      ----------
 MISCELLANEOUS - 1.86%
*CUC International .............................          30,400         642,200
                                                                      ----------
                                                                         642,200
                                                                      ----------


----------
Top 10 holdings, representing 41.62% of net assets, are in bold face.

--------------------------------------------------------------------------------
                                                          NUMBER          MARKET
                                                         OF SHARES         VALUE
                                                        ------------------------
COMMON STOCK (CONTINUED)
PAPER & FOREST PRODUCTS - 1.50%

 Kimberly-Clark ................................          10,100      $  517,625
                                                                      ----------
                                                                         517,625
                                                                      ----------
 PHARMACEUTICALS - 21.45%
 Amgen .........................................          12,300         723,394
*Biochem Pharma ................................          26,600         478,800
 Eli Lilly & Company ...........................          19,200       1,687,200
*Forest Laboratories ...........................          21,300         726,863
 Merck & Company ...............................          16,600       1,502,300
 Pfizer ........................................           9,100         873,600
 Warner-Lambert ................................          14,400       1,411,200
                                                                      ----------
                                                                       7,403,357
                                                                      ----------
 RETAIL - 2.71%
 Dollar General ................................          14,750         466,469
 Gap ...........................................          14,700         468,563
                                                                      ----------
                                                                         935,032
                                                                      ----------
 TELECOMMUNICATIONS - 1.83%
*QUALCOMM ......................................           5,800         270,426
 WorldCom ......................................          15,100         361,456
                                                                      ----------
                                                                         631,882
                                                                      ----------
 TEXTILES, APPAREL & FURNITURE - 2.15%
 Gucci Group N.V ...............................          10,700         742,313
                                                                      ----------
                                                                         742,313
                                                                      ----------
TRAVEL & FINANCIAL SERVICES - 4.24%
 American Express ..............................          22,200       1,462,425
                                                                      ----------
                                                                       1,462,425
                                                                      ----------
Total Common Stock (cost $29,020,320) ..........                      33,496,365
                                                                      ----------



                                                        PRINCIPAL
                                                          AMOUNT
REPURCHASE  AGREEMENTS - 2.94%
With J.P. Morgan Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be  repurchased  at  $220,478,
 collateralized  by  $220,000  U.S.
 Treasury Notes 8.625% due 08/15/97,
 market value $226,063) ..........................       $221,000        221,000
With Prudential Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $149,676,
 collateralized by $149,000 U.S. Treasury
 Notes 6.125% due 05/31/97,
 market value $152,924) ..........................        150,000        150,000
With Prudential Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $221,143,
 collateralized by $220,000 U.S. Treasury
 Notes 6.125% due 05/31/97,
 market value $225,918) ..........................        221,000        221,000

16   1997 semi-annual report

--------------------------------------------------------------------------------
                                                          PRINCIPAL       MARKET
                                                           AMOUNT          VALUE
                                                        ------------------------
REPURCHASE  AGREEMENTS  (CONTINUED)
 With  PaineWebber Securities 5.40%
 05/01/97 (dated 04/30/97, to be
 repurchased at $101,048,
 collateralized by $101,000 U.S. .............
 Treasury Notes 6.000% due 11/30/97,
 market value $103,151) ......................      $   101,000      $   101,000
With J.P. Morgan Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $101,188,
 collateralized by $105,000 U.S. Treasury
 Notes 5.125% due 04/30/98,
 market value $103,796) ......................          101,000          101,000
With PaineWebber Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $110,310,
 collateralized by $111,000 U.S. Treasury
 Notes 6.875% due 03/31/00,
 market value $112,517) ......................          110,000          110,000
With PaineWebber Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $110,310,
 collateralized by $111,000 U.S. Treasury
 Notes 6.875% due 03/31/00,
 market value $112,517) ......................          110,000          110,000
                                                                     -----------
Total Repurchase Agreements
 (cost $1,014,000) ...........................                         1,014,000
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 99.98%
 (cost $30,034,320) ..........................                        34,510,365
RECEIVABLES AND OTHER ASSETS
NET OF LIABILITIES - 0.02% ...................                             5,697
                                                                     -----------
NET ASSETS APPLICABLE TO 2,527,786 SHARES
 ($.01 PAR VALUE) OUTSTANDING - 100.00% ......                       $34,516,062
                                                                     ===========

NET ASSET VALUE - U.S. GROWTH FUND A CLASS
 ($20,183,088 / 1,483,488 shares) ...........................      $      13.61
                                                                   ============
 (MAXIMUM OFFERING PRICE $13.61 / .9525 = $14.29)
NET ASSET VALUE - U.S. GROWTH FUND B CLASS
 ($1,080,326 / 81,033 shares) ...............................      $      13.33
                                                                   ============
  (subject to a contingent deferred sales charge which
  varies from 1%-4% depending upon the holding period)
NET ASSET VALUE - U.S. GROWTH FUND C CLASS
 ($98,594 / 7,066 shares) ...................................      $      13.95
                                                                   ============
  (subject to a contingent deferred sales charge
  of 1% depending upon the holding period)
NET ASSET VALUE - U.S. GROWTH FUND INSTITUTIONAL CLASS
 ($13,154,054 / 956,199 shares) .............................      $      13.76
                                                                   ============

COMPONENTS OF NET ASSETS AT APRIL 30, 1997:
Common stock $.01 par value, 70,000,000 shares
 authorized to the U.S. Growth Fund with 20,000,000
 shares allocated to the U.S. Growth Fund A Class,
 20,000,000 shares allocated to the U.S. Growth Fund B
 Class, 15,000,000 shares allocated to the U.S. Growth
 Fund C Class and 15,000,000 shares allocated to the
 U.S. Growth Fund Institutional Class .......................      $ 28,310,914
Accumulated undistributed:
Net Investment loss .........................................           (77,857)
Net realized gain on investments ............................         1,806,960
Net unrealized appreciation of investments ..................         4,476,045
                                                                   ------------
Total Net Assets ............................................      $ 34,516,062
                                                                   ============
----------------
*Non-income producing security
 ADR - American Depository Receipt

                             See accompanying notes

                                                  1997 semi-annual report     17

DELAWARE GROUP ADVISER FUNDS, INC.
WORLD GROWTH FUND
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          NUMBER          MARKET
                                                         OF SHARES         VALUE
                                                        ------------------------
COMMON STOCK - 88.70%
AUSTRALIA - 2.87%
Woodside Petroleum, Ltd ....................            60,000        $  477,819
                                                                      ----------
                                                                         477,819
                                                                      ----------
CHILE - 2.46%
Embotelladora Andina SA, ADR ...............            10,300           206,000
Embotelladora Andina SA, ADR-B .............            10,300           202,138
                                                                      ----------
                                                                         408,138
                                                                      ----------
DENMARK - 2.10%
Sophus Berendsen, Class B ..................             2,860           347,520
                                                                      ----------
                                                                         347,520
                                                                      ----------
FRANCE - 3.43%
Brioche Pasquier SA ........................             2,000           232,953
Castorama Dubois Investissem ...............             2,268           335,755
                                                                      ----------
                                                                         568,708
                                                                      ----------
GERMANY - 15.20%
Adidas .....................................             6,000           622,579
Bien-Haus ..................................               600           176,889
Dyckerhoff Preferred Shares ................               877           309,249
Gea ........................................               790           278,571
Heidelberger Zement German .................             3,300           268,975
Kampa ......................................             5,256           197,491
Moebel Walther .............................             6,250           289,034
Spar Handels ...............................            18,000           234,118
Westag and Getalit .........................               750           143,505
                                                                      ----------
                                                                       2,520,411
                                                                      ----------
JAPAN - 33.02%
Chain Store Okuwa ..........................            17,000           168,582
Daifuko ....................................            24,000           275,775
Familymart .................................             8,360           305,950
Fanuc Company ..............................             7,000           238,549
Fuji Machine Manufacturing .................            11,000           309,932
Fujimi .....................................             7,150           377,027
Futaba Industrial ..........................            18,000           273,414
Ito-Yokado,Ltd .............................             6,000           287,581
Joyfull Company ............................            24,000           264,442
Kubota .....................................            30,000           138,360
Kyocera ....................................             4,000           239,257
Misumi .....................................             9,000           154,415
Nippon Kanzai ..............................            10,368           183,598
Nippon Telegraph & Telephone ...............                35           246,537
Promise ....................................             7,000           289,234
Rohm .......................................             6,000           464,663
Shimano ....................................             8,000           134,740
Sankyo .....................................            13,900           371,950
Secom ......................................             5,000           297,104
Shimachu ...................................             8,000           192,035
Tokio Marine & Fire Insurance ..............            27,000           263,498
                                                                      ----------
                                                                       5,476,643
                                                                      ----------
-------------------
Top 10 holdings, representing 30.86% of net assets, are in bold

--------------------------------------------------------------------------------
                                                          NUMBER          MARKET
                                                         OF SHARES         VALUE
                                                        ------------------------
COMMON STOCK - (CONTINUED)
NETHERLANDS - 8.38%
IHC Caland .....................................          10,000      $  494,271
Koninklijke Ahold ..............................           9,338         638,110
PolyGram .......................................           5,250         257,604
                                                                      ----------
                                                                       1,389,985
                                                                      ----------
NORWAY - 5.99%
*Petroleum Geo-Services ASA ....................          12,000         468,882
 Saga Petroleum ASA ............................          30,000         524,962
                                                                      ----------
                                                                         993,844
                                                                      ----------
SINGAPORE/MALAYSIA - 6.59%
Carlsberg Brewery Malaysia .....................          48,000         418,838
Clipsal Industries .............................         115,000         450,800
R.J. Reynolds Berhad ...........................         110,000         223,524
                                                                      ----------
                                                                       1,093,162
                                                                      ----------
SWEDEN - 3.36%
Ericsson (LM) Telephone (ordinary shares) ......          17,600         556,763
                                                                      ----------
                                                                         556,763
                                                                      ----------
UNITED KINGDOM - 5.30%
Cable & Wireless plc ...........................          48,000         370,685
RMC Group ......................................          20,000         306,305
Redland ........................................          35,519         201,902
                                                                      ----------
                                                                         878,892
                                                                      ----------
Total Common Stock
(cost $12,915,632) .............................                      14,711,885
                                                                      ----------

                                                     PRINCIPAL
                                                      AMOUNT
CURRRENCY PUT OPTIONS - 3.39%
German Deutsche Marks 01/23/98
 (Strike Price 1.64 ) ......................           300,000            15,960
German Deutsche Marks 04/09/98
 (Strike Price 1.72) .......................         2,300,000            58,190
Japanese Yen 12/08/98
 (Strike Price 113.00) .....................         3,500,000           362,600
Japanese Yen 04/09/98
 (Strike Price 127.00) .....................         1,200,000            26,040
Japanese Yen 06/23/97
 (Strike Price 109.00) .....................           700,000            98,700
                                                                       ---------
Total Currency Put Options
 (cost $205,125) ...........................                             561,490
                                                                       ---------

18   1997 semi-annual report

WORLD GROWTH FUND
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                        ------------------------
REPURCHASE  AGREEMENTS - 8.00%
With Paine Webber Securities 5.40%
 5/1/97 (dated 4/30/97, to be repurchased
 at $131,019, collateralized
 by $131,000 U.S. Treasury
 Notes 6.00% due 11/30/97,
 market value of $134,858) .....................      $  131,000      $  131,000
With JP Morgan Securities 5.40%
 5/1/97 (dated 4/30/97, to be repurchased
 at $132,020, collateralized by $132,000
 U.S. Treasury Notes 5.125% due 04/30/98,
 market value of $135,702) .....................         132,000         132,000
With Paine Webber 5.40%
 5/1/97 (dated 4/30/97, to be repurchased
 at $146,021, collateralized by $146,000,
 U.S. Treasury Notes 6.875% due 03/31/00,
 market value of $147,103) .....................         145,000         145,000
With Paine Webber 5.40%
 5/1/97 (dated 4/30/97, to be repurchased
 at $146,021, collateralized by $146,000,
 U.S. Treasury Notes 6.875% due 03/31/00,
 market value of $147,103) .....................         145,000         145,000
With Prudential Securities 5.40%
 5/1/97 (dated 4/30/97, to be repurchased
 at $195,030, collateralized by $195,000
 U.S. Treasury Notes 6.125% due 05/31/97,
 market value of $199,930) .....................         195,000         195,000
With Prudential Securities 5.40%
 5/1/97 (dated 4/30/97, to be repurchased
 at $288,043, collateralized by $288,000
 U.S. Treasury Notes 6.125% due 05/31/97,
 market value of $295,361) .....................         288,000         288,000
With JP Morgan Securities 5.40%
 5/1/97 (dated 4/30/97, to be repurchased
 at $290,042, collateralized by $290,000
 U.S. Treasury Notes 8.625% due 08/15/97,
 market value of $295,621) .....................         290,000         290,000
                                                                      ----------
Total Repurchase Agreements
 (cost $1,326,000) .............................                       1,326,000
                                                                      ----------

--------------------------------------------------------------------------------
                                                                      MARKET
                                                                       VALUE
                                                                  --------------
TOTAL MARKET VALUE OF SECURITIES - 100.09%
 (cost $14,446,757) ...........................................    $ 16,599,375
LIABILITIES NET OF RECEIVABLES
 AND OTHER ASSETS - (0.09%) ...................................         (14,136)
                                                                   -------------
NET ASSETS APPLICABLE TO 1,390,836 SHARES
 ($.01 PAR VALUE) OUTSTANDING - 100.00% .......................     $16,585,239
                                                                   ============
NET ASSET VALUE - WORLD GROWTH FUND A CLASS
 ($15,103,052 / 1,257,748) ....................................    $      12.01
                                                                   ============
 (MAXIMUM OFFERING PRICE $12.01 / .9525=$12.61)
NET ASSET VALUE - WORLD GROWTH FUND B CLASS
 ($1,313,649 / 118,245) .......................................    $      11.11
                                                                   ============
 (subject to a contingent deferred sales charge which varies from 1%-4% depending upon the holding period)
NET ASSET VALUE - WORLD GROWTH FUND C CLASS
 ($119,372 / 10,730) ..........................................    $      11.13
                                                                   ============
 (subject to a contingent deferred sales charge of 1%
  depending upon the holding period)
NET ASSET VALUE - WORLD GROWTH FUND
 INSTITUTIONAL CLASS
 ($49,166 / 4,113) ............................................    $      11.95
                                                                   ============

COMPONENTS OF NET ASSETS AT APRIL 30, 1997:
 Common stock $.01 par value, 70,000,000 shares
 authorized to the World Growth Fund with 20,000,000
 shares allocated to the World Growth Fund A Class,
 20,000,000 shares allocated to the World Growth Fund
 B Class, 15,000,000 shares allocated to the World Growth
 Fund C Class and 15,000,000 shares allocated to the
 World Growth Fund Institutional Class ........................    $ 14,162,839
Accumulated undistributed:
 Net investment loss ..........................................         (85,926)
 Net realized gain on investments and foreign currencies ......         355,708
 Net unrealized appreciation of investments and
  foreign currencies ..........................................       2,152,618
                                                                   ------------
 Total Net Assets .............................................    $ 16,585,239
                                                                   ============
------------------
*Non-income producing security
ADR - American Depository Receipt

                             See accompanying notes

                                                  1997 semi-annual report     19

DELAWARE GROUP ADVISER FUNDS, INC.
NEW PACIFIC FUND
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          NUMBER          MARKET
                                                         OF SHARES         VALUE
                                                        ------------------------
 COMMON STOCK - 84.25%
 AUSTRALIA - 4.49%
 Amcor Limited .................................          20,000      $  131,728
 National Foods ................................         106,300         135,280
 WMC Limited ...................................          80,336         476,690
                                                                      ----------
                                                                         743,698
                                                                      ----------
 CHINA - 6.97%
 Guangdong Electric Power ......................         219,000         246,239
*Guangshen Railway .............................         399,000         190,576
*Huaneng Power International, ADR ..............           8,000         194,000
 Shandong Huaneng Power Company ................          22,000         255,750
*Want Want Holdings ............................          80,000         267,200
                                                                      ----------
                                                                       1,153,765
                                                                      ----------
 HONG KONG - 12.56%
 Aeon Credit Service ...........................         538,000         173,627
 Asia Securities International .................         765,000         328,358
 Cheung Kong Holdings ..........................          20,000         175,563
 China Overseas Land & Investment ..............         570,000         321,920
 China Travel International Investment .........         222,000         116,782
 Founder Hong Kong Limited .....................         396,000         253,043
*Hutchison Whampoa .............................          29,000         215,258
 Lai Sun Development ...........................         200,000         243,981
 Peregrine Investment Holding ..................         161,000         247,325
                                                                      ----------
                                                                       2,075,857
                                                                      ----------
 INDIA - 5.26%
 Arvind Mills Limited, GDR .....................          23,000         105,800
 CESC Limited, GDR .............................          28,000          38,500
*Industrial Credit & Investment, GDR ...........          12,000         122,280
 Larsen & Toubro, GDR ..........................          15,250         216,906
 Reliance Industries, ADR ......................           9,090         168,165
 Steel Authority India, GDR ....................          17,000         149,175
*Videsh Sanchar Nigam Limited, GDR .............           3,750          69,750
                                                                      ----------
                                                                         870,576
                                                                      ----------
 INDONESIA - 4.49%
 PT Bimantara Citra ............................         143,000         194,196
 PT Bank Unum Nasional .........................         150,000         106,481
 PT Panin Bank .................................         118,750         173,481
*PT Sierad Produca-Foreign .....................         320,000         102,057
 PT Tigaraksa Satria ...........................         125,000         167,180
                                                                      ----------
                                                                         743,395
                                                                      ----------
 JAPAN - 19.87%
 ADO Electronic Industry .......................             300           5,667
 Aiwa Ltd. .....................................           9,000         155,124
 Autobacs Seven ................................           1,000          66,504
 Bank of Tokyo-Mitsubishi ......................          12,000         189,832
 Daiichi Pharmaceutical ........................          10,000         160,554
 Nippondenso ...................................          10,000         227,452
 Hitachi Limited ...............................          16,000         144,814
 Inaba Denkisangyo .............................           5,000          77,522
 Jusco .........................................           6,000         184,165
 Kawasaki ......................................          36,000         141,949
 Koito Manufacturing ...........................          27,000         163,624
 Mitsui Fudosan ................................          17,000         194,003

----------------------
Top 10 holdings, representing 19.06% of net assets, are in bold face.

--------------------------------------------------------------------------------
                                                          NUMBER          MARKET
                                                         OF SHARES         VALUE
                                                        ------------------------
 COMMON STOCK (CONTINUED)
 JAPAN (CONTINUED)
 NIFCO .........................................           8,800      $   84,496
 Nippon Telegraph & Telephone ..................              21         147,922
 ONO Pharmaceutical ............................           6,000         169,998
 Ricoh .........................................          17,000         202,031
 Seven Eleven Japan ............................           3,000         190,068
 Softbank ......................................           3,250         190,560
 Sony ..........................................           2,500         181,804
 Suzuki Motor ..................................          16,000         169,998
 Yamaha ........................................          12,000         241,776
                                                                      ----------
                                                                       3,289,863
                                                                      ----------
 PAKISTAN - 0.43%
*Pakistan Telecommunications, GDR ..............           1,068          71,022
                                                                      ----------
                                                                          71,022
                                                                      ----------
 PHILIPPINES - 2.77%
*DMCI Holdings .................................         180,000          92,150
 Picop Resources ...............................         137,500          20,075
 Sime Darby Pilipinas ..........................         170,000         244,975
 Universal Rightfield Property Holdings ........       1,007,000         101,196
                                                                      ----------
                                                                         458,396
                                                                      ----------
 SINGAPORE/MALAYSIA - 15.16%
 ACMA ..........................................          48,800          81,266
 Advance Synergy Berhad ........................         160,000         209,100
 Hong Leong Properties .........................         153,000         208,487
 Kumpulan Guthrie ..............................         140,000         216,432
 Land & General Holdings .......................          92,000         125,365
 Malaysian Resources ...........................          62,000         177,863
 MBF Capital-Berhad, GDR .......................         136,000         201,578
 Multi-Purpose Holdings ........................         240,000         250,824
*Overseas Chinese Banking ......................          18,000         210,199
 Rashid Hussain ................................          27,000         179,656
 Roly International Holdings ...................         226,000          98,310
 Sembawang .....................................          50,000         215,934
 Van Der Hors ..................................          54,000         155,224
 YTL Power .....................................         113,000         180,094
                                                                      ----------
                                                                       2,510,332
                                                                      ----------
 SOUTH KOREA - 4.01%
 Dong-Ah Construction, EDR .....................           8,000          67,800
*Electronic Compo-Semicon ......................           3,910         121,422
 Korea Electric Power ..........................           3,850         114,810
 Mirae .........................................             660         167,960
 S1 ............................................             330          86,200
 Samchully .....................................           1,389         105,888
                                                                      ----------
                                                                         664,080
                                                                      ----------
 TAIWAN - 0.91%
*Acer, GDR .....................................          12,384         150,775
                                                                      ----------
                                                                         150,775
                                                                      ----------
 THAILAND - 7.33%
 Banpu Public ..................................           9,400         152,588
 First Bangkok City Bank .......................          82,340          68,564
 First Bangkok City Bank, plc ..................          56,660          47,181
 IFTCT Finance & Securities, plc ...............          60,000          22,741
 Italian-Thai Development ......................          46,000         154,977

20   1997 semi-annual report

--------------------------------------------------------------------------------
                                                          NUMBER          MARKET
                                                         OF SHARES         VALUE
                                                        ------------------------
 COMMON STOCK (CONTINUED)
 THAILAND (CONTINUED)
 Property Perfect Public .........................         41,000     $   37,672
 Shinawatra Computer .............................         23,000        156,737
 Siam Cement .....................................          5,500        147,397
 Siam City Public Bank ...........................        200,700        163,280
 Singer Thailand .................................         31,200        142,144
 United Communication ............................         21,000        120,597
                                                                      ----------
                                                                       1,213,878
                                                                      ----------
 Total Common Stock (cost $14,425,967) ...........                    13,945,637
                                                                      ----------

 INVESTMENT COMPANIES - 3.08%
*Taipei Fund .....................................             44        510,400
                                                                      ----------
 Total Investment Companies
  (cost $371,759) ................................                       510,400
                                                                      ----------

                                                           WARRANTS/
                                                            RIGHTS
 WARRANTS & RIGHTS - 0.19%
*ACMA Warrants 7/24/01  ..........................          7,200          3,881
*China Travel International Warrants 6/30/98 .....          6,400          1,859
*Far East Bank & Trust Rights 12/26/97 ...........            746         16,069
*Lai Sun Hotels International Warrants 4/30/99 ...         30,120          2,877
*Nankai Warrants 12/2/97  ........................             25          1,250
*Optec Warrants 2/8/00  ..........................             20          4,125
*Oriental Press Group Warrants 10/2/98 ...........         44,200          1,709
                                                                      ----------
 Total Warrants & Rights (cost $44,199) ..........                        31,770
                                                                      ----------

                                                         PRINCIPAL
                                                           AMOUNT
CONVERTIBLE BONDS - 0.34%
Yangming Marine Transport 2.00% 10/06/01 ...........      $ 49,000        55,738
                                                                      ----------
Total Convertible Bonds (cost $51,446) .............                      55,738
                                                                      ----------
REPURCHASE AGREEMENTS - 9.53%
With Paine Webber Securities 5.40%
 05/01/97 (dated 4/30/97, to be
 repurchased at $156,023,
 collateralized by $156,000 U.S Treasury
 Notes 6.00% due 11/30/97,
 market value $160,612)  ...........................       156,000       156,000
With JP Morgan Securities 5.40%
 05/01/97 (dated 4/30/97, to be repurchased
 at $156,023, collateralized by $156,000
 U.S Treasury Notes 5.125% due 4/30/98,
 market value $161,618  ............................       156,000       156,000
With Paine Webber Securities 5.40%
 05/01/97(dated 4/30/97, to be repurchased
 at $174,026, collateralized by $174,000
 U.S Treasury Notes 6.875% due 3/31/00,
 market value $175,196 ) ...........................       174,000       174,000
With Paine Webber Securities 5.40%
 05/01/97(dated 4/30/97, to be repurchased
 at $174,026, collateralized by $174,000
 U.S Treasury Notes 6.875% due 3/31/00,
 market value $175,196)  ...........................       174,000       174,000

--------------------------------------------------------------------------------
                                                          PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                        ------------------------
REPURCHASE AGREEMENTS (CONTINUED)
 With Prudential Securities 5.40%
 05/01/97(dated 4/30/97, to be
 repurchased at $229,034, collateralized by
 $229,000 U.S Treasury Notes 6.125% due 5/31/97,
 market value $238,112 .............................    $  229,000    $  229,000
With Prudential Securities 5.40%
 05/01/97(dated 4/30/97, to be repurchased
 at $343,051, collateralized by $343,000
 U.S Treasury Notes 6.125% due 5/31/97,
 market value $351,768)  ...........................       343,000       343,000
With JP Morgan Securities 5.40%
 05/01/97(dated 4/30/97, to be repurchased
 at $346,051, collateralized by $346,000
 U.S Treasury Notes 8.625% due 8/15/97,
 market value $351,803)  ...........................       346,000       346,000
                                                                      ----------
Total Repurchase Agreements
 (cost $1,578,000)  ................................                   1,578,000
                                                                      ----------
TOTAL MARKET VALUE OF SECURITIES
 (cost $16,471,371) - 97.39%  .................................      16,121,545
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 2.61% ...................................         432,232
                                                                   ------------
NET ASSETS APPLICABLE TO 1,711,347 SHARES
 ($.01 PAR VALUE) OUTSTANDING - 100.00% .......................    $ 16,553,777
                                                                   ============
NET ASSET VALUE - NEW PACIFIC FUND A CLASS
 ($15,042,839 / 1,558,196 shares)  ............................    $       9.65
                                                                   ============
 (MAXIMUM OFFERING PRICE $9.65 / .9525= $10.13)
NET ASSET VALUE - NEW PACIFIC FUND B CLASS
 ($1,347,081 / 136,335 shares)  ...............................    $       9.88
                                                                   ============
 (subject to a contingent deferred sales charge which varies from 1%-4% depending upon the holding period)
NET ASSET VALUE - NEW PACIFIC FUND C CLASS
 ($70,856 / 7,316 shares)  ....................................    $       9.69
                                                                   ============
 (subject to a contingent deferred sales
 charge of 1% depending upon the holding period)
NET ASSET VALUE - NEW PACIFIC FUND INSTITUTIONAL CLASS
 ($93,001 / 9,500 shares)  ....................................    $       9.79
                                                                   ============

COMPONENTS OF NET ASSETS AT APRIL 30, 1997
 Common Stock $.01 par value, 70,000,000
 shares authorized to the New Pacific Fund
 with 20,000,000 shares allocated to the
 New Pacific Fund A Class, 20,000,000 shares
 allocated to the New Pacific Fund B Class,
 15,000,000 shares allocated to the New Pacific Fund
 C Class and 15,000,000 shares allocated to the
 New Pacific Fund Institutional Class .........................    $ 16,799,564
Accumulated undistributed:
 Net investment income ........................................           2,413
 Net realized gain on investments and foreign currencies ......         101,120
Net unrealized depreciation of investments and foreign
 currencies ...................................................        (349,320)
                                                                   ------------
Total Net Assets ..............................................    $ 16,553,777
                                                                   ============
------------
*Non-income producing security
 ADR-American Depository Receipt
 GDR-Global Depository Receipt

                             See accompanying notes

                                                  1997 semi-annual report     21

DELAWARE GROUP ADVISER FUNDS, INC.
CORPORATE INCOME FUND
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          PRINCIPAL       MARKET
                                                           AMOUNT          VALUE
                                                        ------------------------
CORPORATE BONDS - 76.97%
AUTOMOBILE & AUTO EQUIPMENT - 3.16%
Chrysler 7.45% 02/01/97  .......................      $  400,000      $  382,500
Goodyear Tire & Rubber 6.63% 12/01/06 ..........         250,000         237,813
                                                                      ----------
                                                                         620,313
                                                                      ----------
BANKING, FINANCE & INSURANCE - 29.82%
American Express 8.50% 08/15/01 ................         200,000         211,500
AT&T Capital 7.47% 05/11/05 ....................         250,000         250,000
Barnett Capital Trust. 8.06% 12/01/26 ..........         200,000         195,250
Bear Stearns Capital Trust 7.00% 01/15/27 ......         200,000         193,240
CIT Group Holdings 5.88% 10/15/08 ..............         250,000         223,438
Citicorp Notes 6.33% 01/05/06 ..................         200,000         188,250
Den Norske Bank 5.75% 11/29/49 .................         200,000         177,170
Dow Capital 9.00% 05/15/10 .....................         155,000         171,663
First Bank System 6.88% 09/15/07 ...............         250,000         241,563
First Nationwide Escrow 10.63% 10/01/03 ........         150,000         160,125
First Security 7.00% 07/15/05 ..................         250,000         245,625
Ford Motor Credit 7.25% 05/15/99 ...............         340,000         345,100
Heller Financial 5.63% 03/15/00 ................         100,000          97,125
International Lease Finance 8.25% 01/15/00 .....         250,000         259,063
John Deere Capital 8.63% 08/01/19 ..............         100,000         105,125
Lloyd's Bank PLC 5.83% 08/29/49 ................         200,000         179,070
Lehman Brothers Holdings 8.88% 03/01/02 ........         300,000         320,250
Mellon Capital Notes 7.72% 12/01/26 ............         200,000         189,000
Morgan Stanley Group 6.88% 03/01/07 ............         400,000         390,000
NationsBank 6.62% 01/15/98 .....................         220,000         220,999
Smith Barney Holdings 7.88% 10/01/99 ...........         100,000         102,750
Societe Generale-NY Notes 7.40% 06/01/06 .......         100,000          99,750
SouthTrust Bank of Birmingham
 7.69% 05/15/25  ...............................         250,000         258,750
State Street Capital 8.04% 03/15/27 ............         250,000         195,750
Transamerica Financial 6.80% 03/15/99 ..........         150,000         150,750
Union Bank Switzerland 7.25% 07/15/06 ..........         500,000         500,000
Wachovia Capital 7.64% 01/15/27 ................         200,000         189,250
                                                                      ----------
                                                                       5,860,556
                                                                      ----------
CABLE, MEDIA & PUBLISHING - 2.83%
Comcast Cable 8.88% 05/01/17 ...................         150,000         151,125
K-III Communications 8.50% 02/01/06 ............         150,000         148,313
Rogers Cablesystems 10.00% 03/15/05 ............         150,000         157,313
Viacom International 8.75% 05/15/01 ............         100,000         100,125
                                                                      ----------
                                                                         556,876
                                                                      ----------
CHEMICALS - 1.54%
ISP Holding Notes 9.00% 10/15/03 ...............         150,000         151,875
Sifto Canada 8.50% 07/15/00 ....................         150,000         150,375
                                                                      ----------
                                                                         302,250
                                                                      ----------
ENERGY - 4.62%
Occidental Petroleum 10.13% 09/15/09 ...........         250,000         295,625
Pennzoil 10.13% 11/15/09  ......................         290,000         340,388
Phillips Petroleum 9.18% 09/15/21 ..............         250,000         271,563
                                                                      ----------
                                                                         907,576
                                                                      ----------

--------------------------------------------------------------------------------
                                                          PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                        ------------------------
CORPORATE BONDS (CONTINUED)
FOOD, BEVERAGE & TOBACCO - 1.23%
Nabisco 7.55% 06/15/15  ........................     $   250,000     $   241,250
                                                                     -----------
                                                                         241,250
                                                                     -----------
HEALTHCARE & PHARMACEUTICALS - 2.01%
Allegiance 7.30% 10/15/06  .....................         250,000         246,563
Tenet Healthcare 8.00% 01/15/05 ................         150,000         147,750
                                                                     -----------
                                                                         394,313
                                                                     -----------
LEISURE, LODGING & ENTERTAINMENT - 1.17%
Darden Restaurants - 6.38% 02/01/06 ............         250,000         229,688
                                                                     -----------
                                                                         229,688
                                                                     -----------
METALS & MINING - 3.49%
Cyprus Amax Minerals 7.37% 05/15/07 ............         250,000         247,188
Inco 9.60% 06/15/22  ...........................         100,000         108,000
Newmont Gold 8.91% 01/05/09 ....................          96,551         102,103
Placer Dome 7.31% 01/26/21 .....................         250,000         229,063
                                                                     -----------
                                                                         686,354
                                                                     -----------
PAPER & FOREST PRODUCTS - 2.12%
Georgia-Pacific 9.13% 07/01/22 .................         400,000         417,500
                                                                     -----------
                                                                         417,500
                                                                     -----------
RETAIL - 2.85%
Sears Roebuck 9.05% 02/06/12 ...................         500,000         560,000
                                                                     -----------
                                                                         560,000
                                                                     -----------
TELECOMMUNICATIONS - 1.85%
Comsat 7.92% 03/20/07  .........................         250,000         255,313
GTE 9.38% 12/01/00  ............................         100,000         107,500
                                                                     -----------
                                                                         362,813
                                                                     -----------
TEXTILES - 0.78%
Westpoint Stevens 8.75% 12/15/01 ...............         150,000         152,625
                                                                     -----------
                                                                         152,625
                                                                     -----------
TRANSPORTATION & SHIPPING - 8.77%
Burlington Northern Railroad 6.94% 01/02/14 ....         245,925         239,325
Federal Express 7.96% 03/28/17 .................         250,000         245,313
NWA Trust 10.23% 06/21/14  .....................         237,692         263,244
Norfolk Southern 7.40% 09/15/06 ................         500,000         498,125
United Air Lines 9.21% 01/21/17 ................         450,000         477,590
                                                                     -----------
                                                                       1,723,597
                                                                     -----------
UTILITIES - 10.73%
Great Lakes Power 9.00% 08/01/04 ...............         100,000         106,875
Houston Light & Power 8.26% 02/01/37  ..........         200,000         198,250
MidAmerican Energy 6.50% 12/15/01 ..............         250,000         245,000
Old Dominion Electric 8.76% 12/01/22 ...........         400,000         439,000
Pennsylvania Power & Light
 7.70% 10/01/09  ...............................         200,000         204,250
Public Service Company of Colorado
 7.13% 06/01/06  ...............................         250,000         248,125
Texas Gas Transmissions 8.63% 04/01/04 .........         100,000         107,625
Texas Utilities 7.37% 11/01/99 .................         450,000         456,750
Utilicorp United 8.45% 11/15/99 ................         100,000         103,625
                                                                     -----------
                                                                       2,109,500
                                                                     -----------
Total Corporate Bonds
 (cost $15,179,762) ............................                      15,125,211
                                                                     -----------

22   1997 semi-annual report

--------------------------------------------------------------------------------
                                                          PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                        ------------------------

FOREIGN BONDS - 2.07%
CANADA - 0.78%
Rogers Cantel 9.38% 06/01/08 .......................    $  150,000    $  153,750
                                                                      ----------
                                                                         153,750
                                                                      ----------
MEXICO - 1.29%
United Mexican States 7.63% 08/06/01 ...............       250,000       253,438
                                                                      ----------
                                                                         253,438
                                                                      ----------
Total Foreign Bonds (cost $407,188) ................                     407,188
                                                                      ----------

CORPORATE COLLATERALIZED
MORTGAGE OBLIGATIONS 1.27%
Green Tree Home Improvement
 7.35% 7/15/21  ....................................       250,000       250,256
                                                                      ----------
Total Corporate Collateralized Mortgage Obligations
 (cost $251,094)  ..................................                     250,256
                                                                      ----------

AGENCY OBLIGATIONS - 6.51%
Federal National Mortgage Association
 6.66% 12/01/05  ...................................       296,273       292,570
Federal National Mortgage Association
 7.04% 7/01/06  ....................................       297,835       296,861
Federal National Mortgage Association
 7.15% 10/01/15  ...................................       241,540       236,400
Federal National Mortgage Association
 7.00% 10/01/25  ...................................       466,806       453,532
                                                                      ----------
Total Agency Obligations (cost $1,298,599) .........                   1,279,363
                                                                      ----------

REPURCHASE AGREEMENTS - 10.82%
With Paine Webber Securities 5.40% 5/01/97
 (dated 4/30/97, to be repurchased at
 $210,031 collateralized by $210,000
 US Treasury Notes 6.00% due 11/30/97,
 market value $215,399)  ...........................       210,000       210,000
With JP Morgan Securities 5.40%
 5/01/97 (dated 4/30/97, to be repurchased
 at $213,032, collateralized by $213,000
 US Treausury Notes 5.125% due
 4/30/98, market value $216,748) ...................       213,000       213,000
With Paine Webber Securitites 5.40%
 05/01/97 (dated 4/30/97), to be repurchased
 at $234,035, collateralized by $234,000
 US Treasury Notes 6.875% due
 3/31/00, market value $234,957) ...................       234,000       234,000
With Paine Webber Securitites 5.40%
 05/01/97 (dated 4/30/97), to be repurchased
 at $234,035, collateralized by $234,000
 US Treasury Notes 6.875% due 3/31/00,
 market value $234,957)  ...........................       234,000       234,000
With Prudential Securities 5.40%
 5/01/97 (dated 4/30/97, to be repurchased
 at $311,047, collateralized by $311,000
 US Treasury Notes 6.125% due
 5/31/97, market value $319,334 ) ..................       311,000       311,000

--------------------------------------------------------------------------------
                                                          PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                        ------------------------
REPURCHASE AGREEMENTS (CONTINUED)
With Prudential Securities 5.40% 05/01/97
 (dated 4/30/97, to be repurchased at
 460,068, collateralized by $460,000 US
 Treasury Notes 6.125% due
 5/31/97, market value $471,760) ...................      $460,000     $460,000
With JP Morgan Securities 5.40%
 05/01/97 (dated 4/30/97), to be repurchased
 at $464,071, collateralized by $464,000
 US Treasury Notes 8.625% due
 8/15/97, market value $472,063) ...................       464,000      464,000
                                                                   ------------
Total Repurchase Agreements
 (cost $2,126,000)  .........................................         2,126,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES -
 (cost $19,262,643) - 97.64% ................................        19,188,018
                                                                   ------------
RECEIVABLES AND OTHER ASSETS
NET OF LIABILITIES - 2.36% ..................................           462,861
                                                                   ------------
 NET ASSETS APPLICABLE TO 2,107,628 SHARES
 ($.01 PAR VALUE) OUTSTANDING - 100.00% .....................      $ 19,650,879
                                                                   ============

NET ASSET VALUE - CORPORATE INCOME FUND A CLASS
 ($12,968,686 / 1,378,087 shares)  ..........................      $       9.41
                                                                   ============
(MAXIMUM OFFERING PRICE $9.41 / .9525=$9.88)
NET ASSET VALUE - CORPORATE INCOME FUND B CLASS
 ($177,851 / 17,536 shares)  ................................      $      10.14
                                                                   ============
 (subject to a contingent deferred sales charge which
  varies from 1%-4% depending on the holding period)
NET ASSET VALUE - CORPORATE INCOME FUND C CLASS
 ($71,645 / 7,075 shares)  ..................................      $      10.13
                                                                   ============
 (subject to a contingent deferred sales charge
  of 1% depending upon the holding period)
NET ASSET VALUE - CORPORATE INCOME FUND
 INSTITUTIONAL CLASS
 ($6,432,697 / 704,930 shares)  .............................      $       9.13
                                                                   ============

COMPONENTS OF NET ASSETS AT APRIL 30, 1997:
 Common stock $.01 par value, 70,000,000 shares
 authorized to the Corporate Income Fund with
 20,000,000 shares allocated to the Corporate
 Income Fund A Class,  20,000,000 shares allocated
 to the Corporate Income Fund B Class,
 15,000,000 shares allocated to the Corporate
 Income Fund C Class and 15,000,000 shares allocated
 to the Corporate Income Fund Institutional Class ...........      $ 20,231,192
Accumulated undistributed:
Net investment income .......................................               639
Net realized loss on investments ............................          (506,327)
Net unrealized depreciation of investments ..................           (74,625)
                                                                   ------------
Total Net Assets ............................................      $ 19,650,879
                                                                   ============

                              See accompanying notes

                                                  1997 semi-annual report     23

DELAWARE GROUP ADVISER FUNDS, INC.
FEDERAL BOND FUND
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                        ------------------------

U.S. TREASURY OBLIGATIONS - 39.13%
U.S. Treasury Note 6.13% 12/31/01 ..............      $1,500,000      $1,475,130
U.S. Treasury Note 5.13% 11/30/98 ..............         650,000         640,166
U.S. Treasury Note 6.50% 04/30/99 ..............         500,000         502,215
U.S. Treasury Bond 12.75% 11/15/10 .............         875,000       1,205,925
U.S. Treasury Bond 6.63% 02/15/27 ..............       1,080,000       1,034,640
                                                                      ----------
Total U.S. Treasury Obligations
(cost $4,876,277)  .............................                       4,858,076
                                                                      ----------

AGENCY OBLIGATIONS - 39.94%
Federal Home Loan Mortgage Corporation
 6.30% 04/08/99  ...............................       1,000,000         998,150
Federal Home Loan Mortgage Corporation
 7.30% 12/01/12  ...............................         295,125         295,863
Federal Home Loan Mortgage Corporation
 7.50% 11/15/23  ...............................         500,000         504,523
Federal National Mortgage Association
 7.04% 07/01/06  ...............................         198,557         197,907
Federal National Mortgage Association Strip
 0.00% 07/24/06  ...............................       1,000,000         533,770
Federal National Mortgage Association
 7.50% 01/25/07  ...............................         500,000         501,531
Federal National Mortgage Association
 6.00% 03/01/09  ...............................         771,785         738,984
Federal National Mortgage Association
 7.15% 10/01/15  ...............................         241,540         236,408
Federal National Mortgage Association
 7.00% 10/01/25  ...............................         466,807         453,532
Student Loan Marketing Association
 6.16% 12/02/99  ...............................         500,000         497,385
                                                                      ----------
Total Agency Obligations
(cost $4,994,495)  .............................                       4,958,053
                                                                      ----------

CORPORATE BONDS - 11.29%
Associates N.A .9.13% 04/01/00 .................         400,000         425,000
CIT Group Holdings 5.88% 10/15/08 ..............         250,000         223,438
National Power Plc 7.13% 07/11/01 ..............         250,000         255,625
Norfolk Southern 7.40% 09/15/06 ................         500,000         498,125
                                                                      ----------
Total Corporate Bonds
 (cost $1,427,140)  ............................                       1,402,188
                                                                      ----------

CORPORATE COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.02%
Green Tree Home Improvement
 7.35% 07/15/21  ...............................         250,000         250,256
                                                                      ----------
Total Corporate Collateralized Mortgage
 Obligations (cost $251,093) ...................                         250,256
                                                                      ----------

--------------------------------------------------------------------------------
                                                          PRINCIPAL       MARKET
                                                           AMOUNT         VALUE
                                                        ------------------------
REPURCHASE AGREEMENT - 6.44%
With J.P. Morgan Securities 5.40% 05/01/97
 (dated 04/30/97, to be repurchased at
 $173,947, collateralized by $174,000 U.S.
 Treasury Notes 8.625% due 08/15/97,
 market value $178,354)  ...........................      $174,000      $174,000
With Prudential Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $118,088,
 collateralized by $118,000 U.S. Treasury
 Notes 6.125% due 05/31/97,
 market value $120,650)  ...........................       118,000       118,000
With Prudential Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $174,472,
 collateralized by $174,000 U.S. Treasury
 Notes 6.125% due 05/31/97,
 market value $178,239)  ...........................       174,000       174,000
With PaineWebber Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $79,722,
 collateralized by $79,000 U.S. Treasury
 Notes 6.000% due 11/30/97,
 market value $81,382)  ............................        80,000        80,000
With J.P. Morgan Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $79,833,
 collateralized by $83,000 U.S. Treasury
 Notes 5.125% due 04/30/98,
 market value $81,891)  ............................        80,000        80,000
With PaineWebber Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $87,029,
 collateralized by $87,000 U.S. Treasury
 Notes 6.875% due 03/31/00,
 market value $88,771)  ............................        87,000        87,000
With PaineWebber Securities 5.40%
 05/01/97 (dated 04/30/97,
 to be repurchased at $87,029,
 collateralized by $87,000 U.S. Treasury
 Notes 6.875% due 03/31/00,
 market value $88,771)  ............................        87,000        87,000
                                                                        --------
Total Repurchase Agreement
 (cost $800,000)  ..................................                     800,000
                                                                        --------
24   1997 semi-annual report

--------------------------------------------------------------------------------
                                                                      MARKET
                                                                       VALUE
                                                                   -------------
TOTAL MARKET VALUE OF SECURITIES - 98.82%
 (cost $12,349,005)  .........................................     $ 12,268,573
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 1.18% ..................................          146,509
                                                                   ------------
NET ASSETS APPLICABLE TO 1,315,000 SHARES
 ($.01 PAR VALUE) OUTSTANDING - 100.00% ......................     $ 12,415,082
                                                                   ============
NET ASSET VALUE - FEDERAL BOND FUND A CLASS
 ($11,614,900 / 1,231,849 shares) ............................     $       9.43
                                                                   ============
(MAXIMUM OFFERING PRICE $9.43/.9525 = $9.90)
NET ASSET VALUE - FEDERAL BOND FUND B CLASS
 ($578,678 / 58,461 shares) ..................................     $       9.90
                                                                   ============
 (subject to a contingent deferred sales charge which
  varies from 1%-4% depending upon the holding period)
NET ASSET VALUE - FEDERAL BOND FUND C CLASS
 ($12,806 / 1,276 shares)  ...................................     $      10.03
                                                                   ============
 (subject to a contingent deferred sales charge
  of 1% depending upon the holding period)
NET ASSET VALUE - FEDERAL BOND FUND INSTITUTIONAL CLASS
 ($208,698 / 23,414 shares) ..................................     $       8.91
                                                                   ============

COMPONENTS OF NET ASSETS AT APRIL 30, 1997:
Common stock $.01 par value, 70,000,000 shares
 authorized to the Federal Bond Fund with 20,000,000 shares
 allocated to the Federal Bond Fund A Class, 20,000,000
 shares allocated to the Federal Bond Fund B Class,
 15,000,000 shares allocated to the Federal Bond
 Fund C Class and 15,000,000 shares allocated to the
 Federal Bond Fund Institutional Class .......................     $ 12,981,594
Accumulated undistributed:
Net investment income ........................................              206
Net realized loss on investments .............................         (486,286)
Net unrealized depreciation of investments ...................          (80,432)
                                                                   ------------
Total Net Assets .............................................     $ 12,415,082
                                                                   ============

                             See accompanying notes

                                                  1997 semi-annual report     25

DELAWARE GROUP ADVISER FUNDS, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 World         New      Corporate       Federal
                                                  Enterprise    U.S. Growth      Growth      Pacific      Income          Bond
                                                     Fund          Fund           Fund         Fund        Fund           Fund
                                                     ----          ----           ----         ----        ----           ----
INVESTMENT INCOME:
Interest ...................................    $    80,118   $    33,262     $  15,168     $  22,850     $ 709,997     $  407,558
Dividends (net of withholding taxes) .......         42,518       126,396        55,096       103,711          --             --
                                                -----------   -----------     ---------     ---------     ---------     ----------
                                                    122,636       159,658        70,264       126,561       709,997        407,558
                                                -----------   -----------     ---------     ---------     ---------     ----------
EXPENSES:
Management fees ............................        120,933       109,201        89,563        52,634        28,400         18,224
Custodian fees .............................          3,560         1,500         3,900        17,100         1,100            870
Dividend disbursing and transfer agent
 fees and expenses .........................         29,406        18,421         6,871         8,896        18,227          7,026
Distribution expense .......................         43,307        33,153        28,995        22,164        20,075         20,041
Federal and state registration fees ........         16,000        14,900        10,800         7,200        10,500         10,200
Reports and statements to shareholders .....          8,000         6,965          --           2,825         9,050          6,400
Professional fees ..........................          9,000         9,000         9,000         9,000         9,000          9,000
Directors' fees ............................            900           800           900           150         1,000            750
Taxes (other than taxes on income) .........            500           400          --            --             400           --
Amortization of organization expenses ......          1,021           240           988           941         1,006          1,049
Other ......................................         47,430        42,935          --            --           6,442          1,152
                                                -----------   -----------     ---------     ---------     ---------     ----------
                                                    280,057       237,515       151,017       120,910       105,200         74,712
                                                -----------   -----------     ---------     ---------     ---------     ----------
NET INVESTMENT INCOME (LOSS) ...............       (157,421)      (77,857)      (80,753)        5,651       604,797        332,846
                                                -----------   -----------     ---------     ---------     ---------     ----------
NET REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investment  transactions ..................      1,531,787     1,812,982       297,547       102,529        12,563        (29,927)
 Futures ...................................       (166,065)         --            --            --            --             --
 Foreign currencies ........................           --            --         (17,517)       (4,812)         --             --
                                                -----------   -----------     ---------     ---------     ---------     ----------
 Net realized gain (loss)  .................      1,365,722     1,812,982       280,030        97,717        12,563        (29,927)
Net unrealized appreciation (depreciation)
 of investments and foreign currencies during
 the year ..................................     (2,456,062)      761,558       333,499       405,589      (446,500)      (197,935)
                                                -----------   -----------     ---------     ---------     ---------     ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES ................................     (1,090,340)    2,574,540       613,529       503,306      (433,937)      (227,862)
                                                -----------   -----------     ---------     ---------     ---------     ----------
NET INCREASE (decrease) RESULTING
 FROM OPERATIONS ...........................    $(1,247,761)  $ 2,496,683     $ 532,776     $ 508,957     $ 170,860     $  104,984
                                                ===========   ===========     =========     =========     =========     ==========

                             See accompanying notes


26   1997 semi-annual report

DELAWARE GROUP ADVISER FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  Enterprise Fund              U. S. Growth Fund               World Growth Fund
                                       ---------------------------------------------------------------------------------------------
                                          Six Months     Year Ended      Six Months          Year Ended     Six Months    Year Ended
                                            Ended         10/31/96          Ended             10/31/96       Ended         10/31/96
                                           4/30/97                         4/30/97                          4/30/97
                                         (Unaudited)                     (Unaudited)                      (Unaudited)
                                       ---------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss) ........  $   (157,421)    $   (325,621)    $    (77,857)    $   (153,617)  $    (80,753) $    (73,483)
Net realized gain (loss)
 on investments
 and foreign currencies .............     1,365,722        2,677,337        1,812,982        3,956,760        280,030     1,306,556
Net change in unrealized
 appreciation (depreciation)
 on investments, forward foreign
 currency contracts,
 futures and other assets ...........    (2,456,062)       2,338,469          761,558       (1,322,583)       333,499        34,912
                                         ----------       ----------       ----------       ----------       ----------   ----------
Net increase (decrease)
 in net assets
 resulting from operations ..........    (1,247,761)       4,690,185        2,496,683        2,480,560        532,776     1,267,985
                                         ----------       ----------       ----------       ----------       ----------   ----------

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
 A Class ............................          --               --               --               --             --         (26,689)
 B Class ............................          --               --               --               --             --          (2,249)
 C Class ............................          --               --               --               --             --             (93)
 Institutional Class ................          --               --               --               --             --             (10)

Net realized gain from security
 transactions:
 A Class ............................    (1,300,035)            --         (1,626,328)            --         (919,212)         --
 B Class ............................      (153,219)            --            (85,057)            --          (81,344)         --
 C Class ............................        (4,756)            --             (5,841)            --           (7,538)         --
 Institutional Class ................      (489,527)            --         (1,003,161)            --           (1,413)         --
                                         ----------       ----------       ----------       ----------     ----------     ----------
                                         (1,947,537)            --         (2,720,387)            --       (1,009,507)      (29,041)
                                         ----------       ----------       ----------       ----------     ----------     ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 A Class ............................     2,911,732        2,275,881        3,857,987        1,369,974        719,437     1,232,465
 B Class ............................       263,540          795,312          308,526          366,669        179,831       255,022
 C Class ............................       116,643           38,507           55,788           41,965         32,902        75,221
 Institutional Class ................       123,080        3,105,531        3,662,391        5,978,904         43,362       422,003
Net asset value of shares issued upon
reinvestment of dividends from net
realized gain on security
 transactions:
 A Class ............................     1,288,996             --          1,622,652             --          913,590        26,515
 B Class ............................       149,840             --             84,600             --           78,070         2,156
 C Class ............................         4,756             --              5,683             --            7,537            93
 Institutional Class ................       489,527             --          1,003,161             --            1,413            10
                                         ----------       ----------       ----------       ----------     ----------     ----------
                                          5,348,114        6,215,231       10,600,788        7,757,512      1,976,142     2,013,485
                                         ----------       ----------       ----------       ----------     ----------     ----------
Cost of shares repurchased:
 A Class ............................    (1,420,196)      (1,082,040)      (1,268,444)        (405,142)      (989,640)     (544,997)
 B Class ............................      (168,506)        (626,025)        (103,325)        (199,197)      (105,911)     (313,741)
 C Class ............................       (12,785)         (38,554)         (17,695)         (19,270)       (29,025)       (9,744)
 Institutional Class ................       (80,665)        (715,737)      (1,456,802)      (1,616,507)      (279,469)     (298,223)
                                         ----------       ----------       ----------       ----------     ----------     ----------
                                         (1,682,152)      (2,462,356)      (2,846,266)      (2,240,116)    (1,404,045)   (1,166,705)
                                         ----------       ----------       ----------       ----------     ----------     ----------
Increase in assets derived from
 capital share transactions .........     3,665,962        3,752,875        7,754,522        5,517,396        572,097       846,780
                                         ----------       ----------       ----------       ----------     ----------     ----------
NET INCREASE IN NET ASSETS ..........       470,664        8,443,060        7,530,818        7,997,956         95,366     2,085,724
NET ASSETS:
Beginning of period .................    28,486,265       20,043,205       26,985,244       18,987,288     16,489,873    14,404,149
                                         ----------       ----------       ----------       ----------     ----------     ----------
End of period .......................  $ 28,956,929     $ 28,486,265     $ 34,516,062     $ 26,985,244   $ 16,585,239  $ 16,489,873
                                       ============     ============     ============     ============   ============  ============

Undistributed net investment
 income (loss) ......................  $   (157,421)    $       --       $    (77,857)    $       --     $    (85,926) $       --
                                       ============     ============     ============     ============   ============  ============

                             See accompanying notes

                                                  1997 semi-annual report     27

--------------------------------------------------------------------------------

                                                New Pacific Fund           Corporate Income Fund               Federal Bond Fund
                                       ---------------------------------------------------------------------------------------------
                                          Six Months     Year Ended      Six Months          Year Ended     Six Months    Year Ended
                                            Ended         10/31/96          Ended             10/31/96       Ended         10/31/96
                                           4/30/97                         4/30/97                          4/30/97
                                         (Unaudited)                     (Unaudited)                      (Unaudited)
                                       ---------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss) ..........   $      5,651   $    (54,248)    $    604,797  $  1,023,577   $    332,846   $    617,314
Net realized gain (loss) on
 investments and foreign
 currencies ...........................         97,717        689,810           12,563        20,020        (29,927)      (169,368)
Net change in unrealized
 appreciation (depreciation)
 on investments, forward
 foreign currency contracts,
 futures and other assets .............        405,589        269,109         (446,500)     (185,462)      (197,935)       (32,850)
                                          ------------   ------------     ------------  ------------   ------------   ------------
Net increase (decrease) in
 net assets resulting from
 operations ...........................        508,957        904,671          170,860       858,135        104,984        415,096
                                          ------------   ------------     ------------  ------------   ------------   ------------

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
 A Class ..............................           --          (11,516)        (393,161)     (718,871)      (311,288)      (603,847)
 B Class ..............................           --             (518)          (4,194)      (17,832)       (12,798)       (16,564)
 C Class ..............................           --              (16)          (1,787)       (1,624)          (277)          (738)
 Institutional Class ..................           --               (5)        (205,016)     (287,769)        (4,461)        (5,449)

Net realized gain from security
 transactions:
 A Class ..............................       (190,598)          --               --            --             --             --
 B Class ..............................         (8,912)          --               --            --             --             --
 C Class ..............................           (761)          --               --            --             --             --
 Institutional Class ..................           (370)          --               --            --             --             --
                                          ------------   ------------     ------------  ------------   ------------   ------------
                                              (200,641)       (12,055)        (604,158)   (1,026,096)      (328,824)      (626,598)
                                          ------------   ------------     ------------  ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 A Class ..............................      3,480,289      1,193,031          784,061       305,376        112,568         48,548
 B Class ..............................        844,442        159,517           60,368        81,050         27,038        262,721
 C Class ..............................         32,348         31,250              367        63,666            138          3,700
 Institutional Class ..................        248,403        226,105        1,494,611     3,648,730        955,108        155,011
Net asset value of shares issued upon
reinvestment of dividends from net
investment income and realized gain
on security transactions:
 A Class ..............................        190,204         11,472          384,076       708,496        309,938        600,991
 B Class ..............................          8,437            495            3,525        16,283          8,477         14,743
 C Class ..............................            761             16            1,786         1,623            277            724
 Institutional Class ..................            370              5          205,016       292,853          4,461          5,449
                                          ------------   ------------     ------------  ------------   ------------   ------------
                                             4,805,254      1,621,891        2,933,810     5,118,077      1,418,005      1,091,887
                                          ------------   ------------     ------------  ------------   ------------   ------------

Cost of shares repurchased:
 A Class ..............................       (672,513)      (668,487)        (183,806)     (105,817)       (17,320)       (70,780)
 B Class ..............................        (81,634)      (203,256)         (80,252)     (256,466)       (15,030)        (5,294)
 C Class ..............................         (7,152)        (4,910)            --            (747)           (14)        (6,151)
 Institutional Class ..................       (276,372)      (166,392)        (974,863)   (1,785,656)      (851,990)    (1,047,866)
                                          ------------   ------------     ------------  ------------   ------------   ------------
                                            (1,037,671)    (1,043,045)      (1,238,921)   (2,148,686)      (884,354)    (1,130,091)
                                          ------------   ------------     ------------  ------------   ------------   ------------
Increase (decrease) in assets
 derived from capital
 share transactions ...................      3,767,583        578,846        1,694,889     2,969,391        533,651        (38,204)
                                          ------------   ------------     ------------  ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS .      4,075,899      1,471,462        1,261,591     2,801,430        309,811       (249,706)
NET ASSETS:
Beginning of period ...................     12,477,878     11,006,416       18,389,288    15,587,858     12,105,271     12,354,977
                                          ------------   ------------     ------------  ------------   ------------   ------------
End of period .........................   $ 16,553,777   $ 12,477,878     $ 19,650,879  $ 18,389,288   $ 12,415,082   $ 12,105,271
                                          ============   ============     ============  ============   ============   ============

Undistributed net investment income
 (loss) ...............................   $      2,413   $       --       $        639  $       --     $        206   $       --
                                          ============   ============     ============  ============   ============   ============

                             See accompanying notes

                             1997 semi-annual report
28

Delaware Group Adviser Funds, Inc.
Notes to Financial Statements
April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
The Delaware Group Adviser Funds, Inc. ("The Company"), is registered as a diversified open-end Investment Company under the Investment Company Act of 1940, as amended. The Company is organized as a Maryland corporation. The Delaware Group Adviser Funds, Inc. currently issues six separate series of shares (each referred to as a "Fund" or collectively as the "Funds")
Enterprise Fund, U.S. Growth Fund, World Growth Fund, New Pacific Fund, Corporate Income Fund and Federal Bond Fund. Each Fund offers four classes of shares.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by each of the Funds:

Securities Valuation - Securities listed on a national exchange are valued at the last quoted sales price as of 4:00 pm EST on the valuation date. Securities not traded are valued at the mean of the last quoted bid and asked prices. Securities not listed on a national exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sale price before the time when the fund is valued. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities are valued on the basis of prices provided by independent pricing services. Money Market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - Each Fund intends to qualify as a regulated investment company and make the requisite distribution to shareholders. Accordingly, no federal income tax provision is required in the financial statements.

Repurchase Agreements - Each Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregated daily balance of the pooled cash account is invested in repurchase agreements secured by obligation of the U.S. government. The respective collateral is held by the Funds' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Class Accounting - Investment income, common expenses and realized and unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currencies - The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 pm EST. Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Risks may arise upon entering into these contracts from the potential inabilit y of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Transactions - Certain portfolios may enter into futures contracts subject to certain limitations. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities, and that a portfolio could lose more than the original margin deposit required to initiate a futures transaction.

Other - Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

Organization costs are amortized over a five year period beginning on the date of commencement of operations. The balance of organization costs at April 30, 1997 were $3,286, $2,544, $3,172, $3,000, $3,237 and $3,378 for the Enterprise
Fund, U.S. Growth Fund, World Growth Fund, New Pacific Fund, Corporate Income Fund and Federal Bond Fund, respectively.

Certain Fund expenses are paid directly by brokers. The amount of these expenses is less than 0.01% of each Fund's average net assets.

2. Investment Management and Distribution Agreements In accordance with the terms of the Investment Management Agreement, the Fund's pay Delaware Management Company, Inc. (DMC), the investment manager of each fund a monthly fee based upon each Fund's average daily net assets at the following annual rates:

         Enterprise Fund. . . . . . . . . .   .80%
         U.S. Growth Fund. . . . . . . . .    .70%
         World Growth Fund. . . . . . . .    1.10%
         New Pacific Fund. . . . . . . . .    .80%
         Corporate Income Fund. . . .         .30%
         Federal Bond Fund. . . . . . . .     .30%

DMC has entered into sub-advisory agreements with Lynch & Mayer, Inc. with respect to the management of the Enterprise Fund and U.S. Growth Fund, with Walter Scott & partners Limited with respect to the management of the World Growth Fund, with John Govett & Company Limited with respect to the management of the New Pacific Fund, and with Lincoln Investment Management, Inc. with respect to the management of the Corporate Income Fund and Federal Bond Fund. The sub-advisers receive sub-advisory fees from the Manager for their services calculated in accordance with the schedule set forth below. The Funds do not pay any fees to the sub-advisers:

         Enterprise Fund. . . . . . . . . 50% on the
                                       first $150 million
                                       and .35% on assets
                                       over $150 million
         U.S. Growth Fund. . . . . . . . .  .40%
         World Growth Fund. . . . . . . .   .80%
         New Pacific Fund. . . . . . . . .  .50%
         Corporate Income Fund. . . .       .30%
         Federal Bond Fund. . . . . . . .   .30%

                             1997 semi-annual report

--------------------------------------------------------------------------------
DMC has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund to the extent necessary to ensure that the annual operating expenses exclusive of taxes, interest, brokerage commission, extraordinary expenses and 12b-1 expenses exceed 1.50% of average net assets for the Enterprise Fund, the U.S. Growth Fund, the World Growth Fund, and the New Pacific Fund, and .90% of average net assets for the Corporate Income Fund and the Federal Bond Fund for each class through April 30, 1997. At April 30, 1997, the Enterprise Fund, the U.S. Growth Fund, the World Growth Fund and the New Pacific Fund had liabilities for investment management fees and other expenses payable to DMC for $122,982, $111,576, $90,831 and $53,656 respectively.

Pursuant to the Distribution Agreement, each Fund pays Delaware Distributors L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee of .30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B Class and the C Class. No distribution expenses are paid by the Institutional Class. At April 30, 1997 the Enterprise Fund, the U.S. Growth Fund, the World Growth Fund, the New Pacific Fund, the Corporate Income Fund and the Federal Bond Fund had liabilities for distribution fees and other expenses payable to DDLP for $1,346, $1,135, $979, $974, $674 and $662, respectively.

Each of the Funds have engaged Delaware Service Co., Inc. (DSC), an affiliate of DMC to serve as dividend disbursing and transfer agent, and to provide accounting services for the Fund. For the six months ended April 30, 1997, the amount expensed for dividend disbursing and Transfer agent for these services were $29,406, $18,421, $6,871, $8,896, $18,227 and $7,026 for the Enterprise
Fund, the U.S. Growth Fund, the World Growth Fund, the New Pacific Fund, the Corporate Income Fund and the Federal Bond Fund, respectively. At April 30, 1997, the Enterprise Fund, the U.S. Growth Fund, the World Growth Fund, the New Pacific Fund, the Corporate Income Fund and the Federal Bond Fund had liabilities for fees and other expenses payable to DSC for accounting services of $11,408, $8,003, $7,203, $13,469, $3,830 and $1,883, respectively.

Certain officers of DMC are officers, directors and/or employees of each Fund. These officers, directors and employees are paid no compensation by each Fund.

3. Investments
For the six months ended April 30, 1997, each Fund made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

                                          Purchases        Sales
                                          ---------        -----

Enterprise Fund ....................    $12,512,831    $11,682,441
U.S. Growth Fund ...................     23,167,156     17,988,153
World Growth Fund ..................        904,766      1,864,883
New Pacific Fund ...................     12,539,135      9,576,735
Corporate Income Fund ..............      5,240,952      4,062,874
Federal Bond Fund ..................      8,314,673      8,551,446

Investment securities based on cost for federal income tax purposes at April 30, 1997, are as follows:

                           Enterprise       U.S. Growth       World Growth
                              Fund             Fund              Fund
                          -----------      -----------       ------------
Cost of Investments ....  $25,896,303      $30,034,320       $14,446,757
Aggregated unrealized
 appreciation...........    4,437,984        4,896,249         3,464,133
Aggregated unrealized
 depreciation...........   (1,421,878)        (420,204)       (1,311,515)

                                             Corporate
                            New Pacific       Income      Federal Bond
                               Fund            Fund           Fund
                            -----------       ------      ------------

Cost of Investments ...    $16,471,371     $19,262,643    $12,349,005
Aggregated unrealized
 appreciation..........        856,765         180,844         14,049
Aggregated unrealized
 depreciation..........     (1,206,591)       (255,469)       (94,481)

For federal income tax purposes, the Fund had accumulated capital losses at October 31, 1996, of $518,890 for the Corporate Income Fund and $456,359 for the Federal Bond Fund which may be carried forward and applied against future capital gains. The capital loss carryover for the Corporate Income Fund expires in 2002. The capital loss carryover for the Federal Bond Fund expires as follows: $286,991 - 2002 and $169,368 - 2003.

                                  1997 semi-annual report

--------------------------------------------------------------------------------
4.  Capital Stock
Transactions in capital stock shares were as follows:


                                                        Enterprise Fund             U. S. Growth Fund       World Growth Fund
                                                    Six Months   Year Ended    Six Months   Year Ended   Six Months    Year Ended
                                                       Ended       10/31/96      Ended       10/31/96     Ended        10/31/96
                                                      4/30/97                   4/30/97                   4/30/97
                                                    (unaudited)               (unaudited)               (unaudited)
                                                     --------      -------      -------      -------      -------      -------
Shares sold:
 A Class .........................................     217,843      182,506      285,376      105,330       61,278      102,249
 B Class .........................................      18,850       58,416       22,970       29,115       16,162       22,652
 C Class .........................................       8,072        2,813        4,003        3,225        2,992        6,554
 Institutional Class .............................       9,238      265,237      267,296      458,645        3,615       34,323

Shares issued upon reinvestment of dividends from
net investment income and net realized gains
from security transactions:
 A Class .........................................      99,152         --        125,787         --         79,030        2,274
 B Class .........................................      10,897         --          6,677         --          7,283          197
 C Class .........................................         339         --            429         --            702            9
 Institutional Class .............................      37,454         --         76,988         --            123            1
                                                      --------      -------      -------      -------      -------      -------
                                                       401,845      508,972      789,526      596,315      171,185      168,439
Shares repurchased:
 A Class .........................................    (107,472)     (83,533)     (94,211)     (30,815)     (83,603)     (45,169)
 B Class .........................................     (12,409)     (45,008)      (8,059)     (15,662)      (9,684)     (28,774)
 C Class .........................................        (891)      (2,754)      (1,256)      (1,448)      (2,645)        (881)
 Institutional Class .............................      (6,317)     (60,648)    (105,820)    (126,549)     (22,618)     (25,402)
                                                      --------      -------      -------      -------      -------      -------
                                                      (127,089)    (191,943)    (209,346)    (174,474)    (118,550)    (100,226)
                                                      --------      -------      -------      -------      -------      -------

Net Increase .....................................     274,756      317,029      580,180      421,841       52,635       68,213
                                                      ========     ========     ========     ========     ========     ========




                                                        New Pacific Fund         Corporate Income Fund       Federal Bond Fund
                                                     Six Months   Year Ended    Six Months   Year Ended   Six Months    Year Ended
                                                       Ended       10/31/96      Ended       10/31/96     Ended        10/31/96
                                                      4/30/97                   4/30/97                   4/30/97
                                                    (unaudited)               (unaudited)               (unaudited)
                                                     --------      -------      -------      -------      -------      -------
Shares sold:
 A Class ..........................................   359,777      126,895       81,846       32,118       11,698        5,073
 B Class ..........................................    85,547       16,203        5,961        7,873        2,706       26,258
 C Class ..........................................     3,333        3,204           36        6,328           14          356
 Institutional Class ..............................    25,129       23,242      161,091      393,897      105,765       16,707

Shares issued upon  reinvestment of dividends
 from net investment income and net
 realized gains from security transactions
 A Class ..........................................    20,129        1,188       40,350       73,998       32,593       62,600
 B Class ..........................................       872           50          344        1,585          848        1,469
 C Class ..........................................        80            2          175          160           27           71
 Institutional Class ..............................        39            1       22,213       31,592          498          568
                                                      -------       ------      -------      -------       ------       ------
                                                      494,906      170,785      312,016      547,551      154,149      113,102

Shares repurchased:
 A Class ..........................................   (69,125)     (69,123)     (19,269)     (11,043)      (1,813)      (7,195)
 B Class ..........................................    (8,188)     (21,797)      (7,730)     (25,116)      (1,511)        (518)
 C Class ..........................................      (734)        (549)        --            (72)          (1)        (606)
 Institutional Class ..............................   (28,201)     (17,836)    (105,054)    (189,008)     (94,485)    (107,611)
                                                      -------       ------      -------      -------       ------       ------
                                                     (106,248)    (109,305)    (132,053)    (225,239)     (97,810)    (115,930)
                                                      -------       ------      -------      -------       ------       ------

Net Increase (Decrease) ...........................   388,658       61,480      179,963      322,312       56,339       (2,828)
                                                      =======       ======      =======      =======       ======       ======

                                  1997 semi-annual report

--------------------------------------------------------------------------------

5. Forward Foreign Currency Contracts
The following forward currency contracts were outstanding at April 30, 1997:

                                    Contract               In Exchange      Settlement        Unrealized
                                   to Deliver                 For             Date               Gain
                                   ----------             ------------       ---------         ---------
New Pacific Fund             415,000 Malaysian Riggit       $165,358          5/2/97            $6

6. Concentration of Risk
Like any investment in securities, the value of the portfolio securities may be subject to risk of loss from market, currency, economic and political factors which occur in the countries where the funds are invested.

The Corporate Income Fund and the Federal Bond Fund invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if it has been paid.


                             1997 semi-annual report

--------------------------------------------------------------------------------

7.  Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                  Enterprise Fund A Class                      Enterprise Fund B Class
                                      ----------------------------------------------------------------------------------------------
                                          For     For the      For the     For the      For the   For the    For the     For the
                                          The       Year          Year      Period         Six       Year       Year      Period
                                      Six Months    Ended        Ended     12/3/93(1)     Months    Ended      Ended     4/14/94(1)
                                        Ended     10/31/96     10/31/95   to 10/31/94     Ended   10/31/96   10/31/95   to 10/31/94
                                        4/30/97                                          4/30/97
                                      (Unaudited)                                      (Unaudited)


Net asset value, beginning of period   $  13.59    $ 11.28        $   9.20    $ 10.00    $ 14.34    $  11.96    $ 9.81     $10.00

Income from investment operations:
 Net investment income (loss) ........    (0.04)     (0.16)          (0.08)     (0.08)     (0.01)      (0.26)    (0.12)     (0.04)
 Net realized and unrealized gain
  (loss) from security transactions ..    (0.42)      2.47            2.16      (0.71)     (0.53)       2.64      2.27      (0.15)
                                       --------    -------        --------    -------    -------    --------    ------     ------
 Net increase (decrease) in net assets
  from investment operations .........    (0.46)      2.31            2.08      (0.79)     (0.54)       2.38      2.15      (0.19)
                                       --------    -------        --------    -------    -------    --------    ------     ------

Less dividends and distributions:
 Dividends from net investment income        --        --               --      (0.01)        --          --        --         --
 Distributions from net realized gain
  on security transactions ...........    (0.93)       --               --         --      (0.93)         --        --         --
                                       --------    -------        --------    -------    -------    --------    ------     ------

 Total dividends and distributions ...    (0.93)       --               --      (0.01)     (0.93)         --        --         --
                                       --------    -------        --------    -------    -------    --------    ------     ------
Net asset value, end of period ......  $  12.20  $   13.59        $  11.28    $  9.20  $   12.87     $ 14.34    $11.96     $ 9.81
                                       ========  =========        ========    =======  =========     =======    ======     ======

Total Return2  ......................    (3.84%)**  20.37%          22.72%     (7.91%)**  (4.21%)**    19.90     21.92%    (1.91%)

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted)  ......................$ 19,455    $18,826        $ 14,508    $10,579     $2,346     $ 2,365    $1,811     $  761
 Ratio of expenses to
  average net assets ..................   1.80%*     1.82%           1.85%      1.85%*     2.50%*      2.50%     2.50%      2.50%*
 Ratio of expenses to
  average net assets prior
  to expense limitation ...............   1.80%*     1.90%           2.42%      3.10%*     2.50%*      2.58%     3.07%      3.76%*
 Ratio of net investment income
  to average net assets ...............  (1.34%)*   (1.26%)         (0.83%)    (1.01%)*   (2.04%)*    (1.94%)   (1.50%)    (1.53%)*
 Ratio of net investment income
  to average net assets prior
  to expense limitation ...............  (1.34%)*   (1.34%)         (1.40%)    (2.26%)*   (2.04%)*    (2.02%)   (2.07%)    (2.79%)*

Portfolio turnover ..................       43%        92%            106%       120%        43%         92%      106%       120%
Average commission rate paid ........  $ 0.0536   $ 0.0505             N/A        N/A    $0.0536     $0.0505       N/A        N/A


--------------------
 *Annualized
**Total return has not been annualized.
1 Date of initial public offering.
2 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.


                             1997 semi-annual report

--------------------------------------------------------------------------------
7. Financial Highlights (Continued)

                                                  Enterprise Fund C Class             Enterprise Fund Institutional Class
                                      ----------------------------------------------------------------------------------------------
                                         For       For the      For the     For the      For the   For the    For the     For the
                                          The        Year        Year      Period         Six       Year       Year      Period
                                      Six Months    Ended        Ended     5/10/94(1)     Months    Ended      Ended     2/3/94(1)
                                        Ended     10/31/96     10/31/95   to 10/31/94     Ended   10/31/96   10/31/95   to 10/31/94
                                        4/30/97                                          4/30/97
                                      (Unaudited)                                      (Unaudited)


Net asset value, beginning of period     $14.61      $12.21      $10.02      $10.00     $13.66      $11.30     $9.23       $10.44

Income from investment operations:
 Net investment income (loss) .......        --       (0.25)      (0.15)      (0.05)     (0.06)      (0.12)    (0.02)       (0.02)
 Net realized and unrealized gain
  (loss) from security transactions ..    (0.55)       2.65        2.34        0.07      (0.39)       2.48      2.09        (1.19)
                                         ------      ------      ------      ------     ------      ------    ------        -----
 Net increase (decrease) in net assets
  from investment operations .........    (0.55)       2.40        2.19        0.02      (0.45)       2.36      2.07        (1.21)
                                         ------      ------      ------      ------     ------      ------    ------        -----

Less dividends and distributions:
 Dividends from net investment income        --          --          --          --        --           --       --            --
 Distributions from net realized gain
  on security transactions ...........    (0.93)         --          --          --      (0.93)         --       --            --
                                         ------      ------      ------      ------     ------      ------    ------        -----

 Total dividends and distributions ..     (0.93)         --          --          --      (0.93)         --       --            --
                                         ------      ------      ------      ------     ------      ------    ------        -----
Net asset value, end of period .....     $13.13      $14.61      $12.21      $10.02     $12.28      $13.66    $11.30        $9.23
                                         ======      ======      ======      ======     ======      ======    ======        =====

Total Return2........................    (4.14%)**   19.57%      21.86%       0.23%**   (3.67%)**   20.80%    22.43%      (11.61%)**

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted). . . . . . ...........     $162       $  70         $58         $37     $6,994      $7,225    $3,666         $234
 Ratio of expenses to
  average net assets. ................    2.50%*      2.50%       2.50%       2.50%*     1.50%*      1.50%     1.53%        1.50%*
 Ratio of expenses to
  average net assets prior
  to expense limitation ..............    2.50%*      2.58%       3.07%       3.75%*     1.50%*      1.58%     2.07%        2.75%*
 Ratio of net investment income
  to average net assets ..............   (2.04%)*    (1.94%)     (1.49%)     (1.53%)*   (1.04%)*    (0.94%)   (0.60%)      (0.63%)*
 Ratio of net investment income
  to average net assets prior
  to expense limitation ..............   (2.04%)*    (2.02%)     (2.06%)     (2.78%)*   (1.04%)*    (1.02%)   (1.14%)      (1.88%)*
 Portfolio turnover. ................       43%         92%        106%        120%        43%         92%      106%         120%
 Average commission rate paid .......   $0.0536     $0.0505         N/A         N/A    $0.0536     $0.0505       N/A          N/A

--------------------
 *Annualized
**Total return has not been annualized.
1 Date of initial public offering.
2 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.

                             1997 semi-annual report

--------------------------------------------------------------------------------
7. Financial Highlights (Continued)

                                                 U.S. Growth Fund A Class                 U.S. Growth Fund B Class
                                       --------------------------------------------------------------------------------------------
                                         For       For the      For the     For the      For the   For the    For the     For the
                                          The        Year        Year      Period         Six       Year       Year      Period
                                      Six Months    Ended        Ended     12/3/93(1)     Months    Ended      Ended    3/29/94(1)
                                        Ended     10/31/96     10/31/95   to 10/31/94     Ended   10/31/96   10/31/95   to 10/31/94
                                        4/30/97                                          4/30/97
                                      (Unaudited)                                      (Unaudited)


Net asset value, beginning
 of period .........................    $13.82      $12.43      $10.21      $10.00      $13.61       $12.33    $10.19     $10.00

Income from investment operations:
 Net investment income (loss) .......    (0.04)      (0.09)      (0.09)      (0.04)      (0.08)       (0.17)    (0.14)     (0.03)
 Net realized and unrealized gain
  (loss) from security transactions ..    1.19        1.48        2.31        0.26        1.16         1.45      2.28       0.22
                                        ------      ------      ------      ------      ------       ------   -------     ------
 Net increase (decrease)
  from in net assets from
  investment operations ..............    1.15        1.39        2.22        0.22        1.08         1.28      2.14       0.19
                                        ------      ------      ------      ------      ------       ------   -------     ------

Less dividends and distributions:
 Dividends from net
  investment income. . ...............       -           -           -       (0.01)          -            -         -          -
 Distributions from net realized gain
  on security transactions ...........   (1.36)          -           -           -       (1.36)           -         -          -
                                        ------      ------      ------      ------      ------       ------   -------     ------

 Total dividends and distributions ..    (1.36)          -           -           -       (0.01)       (1.36)        -          -
                                        ------      ------      ------      ------      ------       ------   -------     ------
Net asset value, end of period .....    $13.61      $13.82      $12.43      $10.21      $13.33       $13.61   $ 12.33     $10.19
                                        ======      ======      ======      ======      ======       ======   =======     ======

Total Return2. . . . . . ...........     8.86%**    11.18%      21.74%       2.18%**     8.46%**     10.38%    21.00%      1.90%**

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted). . . . . . ........... $20,183     $16,118     $13,574    $ 10,669      $1,080         $809      $567       $204
 Ratio of expenses to
  average net assets. ................   1.61%*      1.80%       1.85%       1.85%*       2.31%*      2.48%     2.50%      2.50%*
 Ratio of expenses
  to average net assets prior
  to expense limitation ..............   1.61%*      1.88%       2.18%       2.94%*       2.31%*      2.56%     2.83%      3.60%*
 Ratio of net investment income
  to average net assets ..............  (0.80%)*    (0.77%)     (0.88%)     (0.51%)*     (1.50%)*    (1.45%)   (1.57%)    (1.26%)*
 Ratio of net investment income
  to average net assets prior
  to expense limitation ..............  (0.80%)*    (0.85%)     (1.21%)     (1.60%)*     (1.50%)*    (1.53%)   (1.90%)    (2.36%)*
Portfolio turnover rate ............       59%        131%         58%         66%          59%        131%       58%        66%
Average commission rate paid .......   $0.0575     $0.0519         N/A         N/A       0.0575     $0.0519       N/A        N/A

-------------------
 *Annualized
**Total return has not been annualized.
1 Date of initial public offering.
2 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.



                             1997 semi-annual report
                                                                              35

--------------------------------------------------------------------------------
7. Financial Highlights (Continued)

                                                  U.S. Growth Fund C Class                 U.S. Growth Fund Institutional Class
                                       ---------------------------------------------------------------------------------------------
                                         For       For the      For the     For the      For the   For the    For the     For the
                                          The        Year        Year       Period         Six       Year       Year      Period
                                      Six Months    Ended        Ended     5/23/94(1)     Months    Ended      Ended     2/3/94(1)
                                        Ended     10/31/96     10/31/95   to 10/31/94     Ended   10/31/96   10/31/95   to 10/31/94
                                        4/30/97                                          4/30/97
                                      (Unaudited)                                      (Unaudited)

Net asset value, beginning
  of period .........................   $14.18      $12.85      $10.62      $10.00       $13.94     $12.50      $10.23    $10.52

Income from investment operations:
 Net investment income (loss) ........   (0.07)      (0.16)      (0.10)      (0.03)       (0.02)     (0.05)      (0.05)    (0.01)
 Net realized and unrealized gain
  (loss) from security transactions ...   1.20        1.49        2.33        0.65         1.20       1.49        2.32     (0.28)
                                        ------      ------      ------      ------       ------     ------      ------    ------
 Net increase (decrease)
  from in net assets from
  investment operations ...............   1.13        1.33        2.23        0.62         1.18       1.44        2.27     (0.29)
                                        ------      ------      ------      ------       ------     ------      ------    ------

Less dividends and distributions:
 Dividends from net
  investment income. . ..............        -           -           -           -            -          -           -         -
 Distributions from net realized gain
  on security transactions ............  (1.36)          -           -           -        (1.36)         -           -         -
                                        ------      ------      ------      ------       ------     ------      ------    ------

  Total dividends and distributions ...  (1.36)          -           -           -        (1.36)         -           -         -
                                        ------      ------      ------      ------       ------     ------      ------    ------
Net asset value, end of period ......   $13.95      $14.18      $12.85      $10.62       $13.76     $13.94      $12.50    $10.23
                                        ======      ======      ======      ======       ======     ======      ======    ======

Total Return(2)......................    8.47%**    10.35%      21.00%       6.17%**      9.01%**   11.52%      22.19%    (2.78%)**

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted). . . . . . ...........     $99         $55         $27          $5      $13,154    $10,003      $4,819    $1,630
 Ratio of expenses to
  average net assets. .................  2.31%*      2.48%       2.50%       2.50%*       1.31%*     1.48%       1.50%     1.50%*
 Ratio of expenses
  to average net assets prior
  to expense limitation ...............  2.31%*      2.56%       2.82%       3.54%*       1.31%*     1.56%       1.83%     2.60%*
 Ratio of net investment income
  to average net assets ............... (1.50%)*    (1.45%)     (1.61%)     (1.09%)*     (0.50%)*   (0.45%)     (0.59%)   (0.27%)*
 Ratio of net investment income
  to average net assets prior
  to expense limitation ............... (1.50%)*    (1.53%)     (1.93%)     (2.13%)*     (0.50%)*   (0.53%)     (0.92%)   (1.37%)*
Portfolio turnover rate ...............    59%        131%         58%         66%          59%       131%         58%       66%
Average commission rate paid ..........$0.0575     $0.0519         N/A         N/A      $0.0575    $0.0519         N/A       N/A

--------------------
 *Annualized
**Total return has not been annualized.
1 Date of initial public offering.
2 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.

                             1997 semi-annual report
36

--------------------------------------------------------------------------------
7. Financial Highlights (Continued)

                                                  WORLD GROWTH FUND A CLASS                 WORLD GROWTH FUND B CLASS
                                       --------------------------------------------------------------------------------------------
                                         For       For the      For the     For the      For the   For the    For the     For the
                                          The        Year        Year       Period         Six       Year       Year      Period
                                      Six Months    Ended        Ended     5/23/94(1)     Months    Ended      Ended     2/3/94(1)
                                        Ended     10/31/96     10/31/95   to 10/31/94     Ended   10/31/96   10/31/95   to 10/31/94
                                        4/30/97                                          4/30/97
                                      (Unaudited)                                      (Unaudited)
Net asset value, beginning
 of period .........................   $12.39       $11.40      $11.00     $10.00       $11.56      $10.71     $10.40    $10.00

Income from investment operations:
 Net investment income (loss) .......   (0.06)       (0.06)       0.01       0.02        (0.05)      (0.06)     (0.02)       -
 Net realized and unrealized (gain)
  loss from security transactions ....   0.45         1.07        0.40       1.01         0.37         .93       0.35      0.43
                                       ------       ------      ------     ------       ------      ------     ------    ------
 Total from investment operations ...    0.39         1.01        0.41       1.03         0.32        0.87       0.33      0.43
                                       ------       ------      ------     ------       ------      ------     ------    ------

Less dividends and distributions:
 Dividends from net
  investment income. . ...............   0.00        (0.02)      (0.01)     (0.03)        0.00       (0.02)     (0.02)    (0.03)
 Distributions from net realized gain
  on security transactions ...........  (0.77)           -           -          -        (0.77)          -          -         -
                                       ------       ------      ------     ------       ------      ------     ------    ------

 Total dividends and distributions ..   (0.77)       (0.02)      (0.01)     (0.03)       (0.77)      (0.02)     (0.02)    (0.03)
                                       ------       ------      ------     ------       ------      ------     ------    ------
Net asset value, end of period .....   $12.01       $12.39      $11.40     $11.00       $11.11      $11.56     $10.71    $10.40
                                       ======       ======      ======     ======       ======      ======     ======    ======

Total Return(2).....................    3.35%**      8.90%       3.81%     10.25%**      2.97%**     8.16%      3.19%     4.28%**

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted). . . . . . ...........$15,103      $14,886     $13,018    $11,721       $1,314      $1,208     $1,183      $523
 Ratio of expenses to
  average net assets. ................  1.80%*       1.82%       1.85%      1.85%*       2.50%*      2.50%      2.50%     2.50%*
 Ratio of expenses to
  average net assets prior
  to expense limitation ..............  1.80%*       2.60%       2.96%      3.56%*       2.50%*      3.28%      3.61%     4.22%*
 Ratio of net investment income
  to average net assets .............. (0.92%)*     (0.51%)      0.00%      0.25%*      (1.62%)*    (1.19%)    (0.57%)   (0.37%)*
 Ratio of net investment income
  to average net assets prior
  to expense limitation .............  (0.92%)*     (1.29%)      1.11%      1.96%*      (1.62%)*    (1.97%)    (1.68%)    2.09%*
Portfolio turnover rate ............       5%          21%          9%         6%           5%         21%         9%        6%
Average Commission rate paid .......   $.0506      $0.0448         N/A        N/A       $.0506     $0.0448        N/A       N/A

--------------------
 *Annualized
**Total return has not been annualized.
1 Date of initial public offering.
2 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.

                             1997 semi-annual report

--------------------------------------------------------------------------------
7. Financial Highlights (Continued)

                                                  World Growth Fund C Class               World Growth Fund Institutional Class
                                       ---------------------------------------------------------------------------------------------
                                         For       For the      For the     For the      For the   For the    For the     For the
                                          The        Year        Year       Period         Six       Year       Year      Period
                                      Six Months    Ended        Ended     5/10/94(1)    Months    Ended      Ended     2/3/94(1)
                                        Ended     10/31/96     10/31/95   to 10/31/94     Ended   10/31/96   10/31/95   to 10/31/94
                                        4/30/97                                          4/30/97
                                      (Unaudited)                                      (Unaudited)

Net asset value, beginning
 of period ..........................    $11.58      $10.73     $10.43     $10.00       $12.32      $11.44      $11.02    $10.50

Income from investment operations:
 Net investment income (loss) ........    (0.05)      (0.06)     (0.06)      0.01        (0.07)      (0.06)       0.04      0.04
 Net realized and unrealized (gain)
  loss from security transactions .....    0.37        0.93       0.39       0.44         0.47        0.96        0.41      0.52
                                         ------      ------     ------     ------       ------      ------      ------    ------
 Total from investment operations ....     0.32        0.87       0.33       0.45         0.40        0.90        0.45      0.56
                                         ------      ------     ------     ------       ------      ------      ------    ------

Less dividends and distributions:
 Dividends from net
  investment income. . ................    0.00       (0.02)     (0.03)     (0.02)           -       (0.02)      (0.03)    (0.04)
 Distributions from net realized gain
  on security transactions ............   (0.77)          -          -          -        (0.77)          -           -         -
                                         ------      ------     ------     ------       ------      ------      ------    ------

 Total dividends and distributions ...    (0.77)      (0.02)     (0.03)     (0.02)       (0.77)      (0.02)      (0.03)    (0.04)
                                         ------      ------     ------     ------       ------      ------      ------    ------
Net asset value, end of period ......    $11.13      $11.58     $10.73     $10.43       $11.95      $12.32      $11.44    $11.02
                                         ======      ======     ======     ======       ======      ======      ======    ======

Total Return(2)......................     2.87%**     8.15%      3.16%      4.45%**      3.46%**     7.91%       4.22%     5.26%**

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted). . . . . . ...........     $119        $112        $43        $38          $49        $284        $161       $63
 Ratio of expenses to
  average net assets. ................    2.50%*      2.50%      2.50%      2.50%*       1.50%*      1.50%       1.50%     1.50%*
 Ratio of expenses to
  average net assets prior
  to expense limitation ..............    2.50%*      3.28%      3.61%      4.23%*       1.50%*      2.28%       2.61%     3.21%*
 Ratio of net investment income
  to average net assets ..............   (1.62%)*    (1.19%)    (0.62%)     0.16%*      (0.62%)*    (0.19%)      0.40%     0.76%*
 Ratio of net investment income
  to average net assets prior
  to expense limitation ..............   (1.62%)*    (1.97%)    (1.73%)    (1.57%)*     (0.62%)*    (0.97%)     (0.71%)   (0.95%)*
Portfolio turnover rate ..............       5%         21%         9%         6%           5%         21%          9%        6%
Average Commission rate paid .........  $0.0506     $0.0448        N/A        N/A      $0.0506     $0.0448         N/A       N/A

-------------------
 *Annualized
**Total return has not been annualized.
1 Date of initial public offering.
2 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.

                             1997 semi-annual report

--------------------------------------------------------------------------------
7. Financial Highlights (Continued)

                                                 New Pacific Fund A Class                    New Pacific Fund B Class
                                       ---------------------------------------------------------------------------------------------
                                         For       For the      For the     For the      For the   For the    For the     For the
                                          The        Year        Year       Period         Six       Year       Year      Period
                                      Six Months    Ended        Ended     5/10/94(1)    Months    Ended      Ended     2/3/94(1)
                                        Ended     10/31/96     10/31/95   to 10/31/94     Ended   10/31/96   10/31/95   to 10/31/94
                                        4/30/97                                          4/30/97
                                      (Unaudited)                                      (Unaudited)
Net asset value, beginning
 of period .........................     $9.42       $8.71      $10.44      $10.00       $9.68       $9.01      $10.86     $10.00

Income from investment operations:
 Net investment income (loss) .......     0.02       (0.05)      (0.05)      (0.02)       0.08       (0.05)      (0.10)     (0.03)
 Net realized and unrealized gain
  (loss) on security transactions ...     0.36        0.77       (1.39)       0.47        0.27        0.73       (1.46)      0.89
                                         -----       -----       -----       ------      -----       -----        -----    ------
 Total from investment operations ...     0.38        0.72       (1.44)       0.45        0.35        0.68       (1.56)      0.86
                                         -----       -----       -----       ------      -----       -----        -----    ------

Less dividends and distributions:
 Dividends from net
  investment income. . ..............        -       (0.01)          -       (0.01)         -        (0.01)          -          -
 Distributions from net realized gain
  on security transactions ..........    (0.15)          -       (0.29)          -       (0.15)          -        (0.29)        -
                                         -----       -----       -----      ------       -----       -----        -----    ------

 Total dividends and distributions ..    (0.15)      (0.01)      (0.29)      (0.01)      (0.15)      (0.01)       (0.29)        -
                                         -----       -----       -----      ------       -----       -----        -----    ------
Net asset value, end of period .....     $9.65       $9.42       $8.71      $10.44       $9.88       $9.68        $9.01    $10.86
                                         =====       =====       =====      ======       =====       =====        =====    ======

Total Return(2).....................     4.09%**     8.26%     (13.99%)      4.53%**     3.67%**     7.54%      (14.56%)    8.58%**

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted)......................  $15,043     $11,752     $10,353     $11,333      $1,347        $562         $573      $431
 Ratio of expenses to
  average net assets. ...............    1.80%*      1.82%       1.85%       1.85%*      2.50%*      2.50%        2.50%     2.50%*
 Ratio of expenses to
  average net assets prior
  to expense limitation .............    1.80%*      2.77%       3.73%       3.66%*      2.50%*      3.45%        4.38%     4.32%*
 Ratio of net investment income
  to average net assets .............    0.12%*      1.17%      (0.60%)     (0.21%)*    (0.58%)*    (0.49%)      (1.20%)   (0.88%)*
 Ratio of net investment income
  to average net assets prior
  to expense limitation .............    0.12%*      0.22%      (2.48%)     (2.02%)*    (0.58%) *   (0.46%)      (3.08%)   (2.70%)*
Portfolio turnover rate ............       77%        163%        163%        104%         77%        163%         163%      104%
Average Commission rate paid .......   $0.0088     $0.0118         N/A         N/A     $0.0088     $0.0118        N/A         N/A

-------------------
 *Annualized
**Total return has not been annualized.
1 Date of initial public offering.
2 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.

                             1997 semi-annual report

--------------------------------------------------------------------------------
7. Financial Highlights (Continued)

                                                  New Pacific Fund C Class                New Pacific Fund Institutional Class
                                       ---------------------------------------------------------------------------------------------
                                         For       For the      For the     For the      For the   For the    For the     For the
                                          The        Year        Year       Period         Six       Year       Year      Period
                                      Six Months    Ended        Ended     7/7/94(1)      Months    Ended      Ended     2/3/94(1)
                                        Ended     10/31/96     10/31/95   to 10/31/94     Ended   10/31/96   10/31/95   to 10/31/94
                                        4/30/97                                          4/30/97
                                      (Unaudited)                                      (Unaudited)
Net asset value, beginning
 of period .........................    $9.49        $8.83      $10.66       $10.00       $9.53      $8.77      $10.48    $11.14

Income from investment operations:
 Net investment income (loss) .......    0.08        (0.05)      (0.08)       (0.02)      (0.01)     (0.05)      (0.01)     0.01
 Net realized and unrealized gain
  (loss) on security transactions ....   0.27         0.72       (1.46)        0.68        0.42       0.82       (1.41)    (0.67)
                                        -----        -----       -----       ------       -----      -----       -----     ------
 Total from investment operations ...    0.35         0.67       (1.54)        0.66        0.41       0.77       (1.42)     (0.66)
                                        -----        -----       -----       ------       -----      -----       -----     ------

Less  dividends and distributions:
 Dividends from net
  investment income. . ...............      -        (0.01)          -            -           -      (0.01)          -          -
                                        -----        -----       -----       ------       -----      -----       -----     ------
 Distributions from net realized gain
  on security transactions ...........  (0.15)           -       (0.29)           -       (0.15)         -       (0.29)         -
                                        -----        -----       -----       ------       -----      -----       -----     ------
 Total dividends and distributions      (0.15)       (0.01)      (0.29)           -       (0.15)     (0.01)      (0.29)         -
                                        -----        -----       -----       ------       -----      -----       -----     ------
Net asset value, end of period .....    $9.69        $9.49       $8.83       $10.66       $9.79      $9.53       $8.77     $10.48
                                        =====        =====       =====       ======       =====      =====       =====     ======

Total Return(2).....................    3.74%**      7.58%     (14.57%)       6.55%**     4.37%**    8.77%     (13.65%)    (5.98%)**

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted).......................    $71          $44         $17          $12         $93       $120         $62        $47
 Ratio of expenses to
  average net assets. ................  2.50%*       2.50%       2.50%        2.50%*      1.50%*     1.50%       1.50%      1.50%*
 Ratio of expenses to
  average net assets prior
  to expense limitation .............   2.50%*       3.45%       4.38%        4.31%*      1.50%*     2.45%       3.38%      3.31%*
 Ratio of net investment income
  to average net assets .............  (0.58%)*      0.49%      (1.02%)      (0.83%)*     0.42%*     1.49%      (0.16%)     0.23%*
 Ratio of net investment income
  to average net assets prior
  to expense limitation .............  (0.58%)*     (0.46%)    (2.90%)       (2.64%)*     0.42%*     0.54%      (2.04%)    (1.58%)*
Portfolio turnover rate ............      77%         163%       163%          104%         77%       163%        163%       104%
Average Commission rate paid .......  $0.0088      $0.0118        N/A           N/A     $0.0088    $0.0118         N/A        N/A

------------------
 *Annualized
**Total return has not been annualized.
1 Date of initial public offering.
2 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.

                             1997 semi-annual report

--------------------------------------------------------------------------------
7. Financial Highlights (Continued)

                                                 Federal Bond Fund A Class                     Federal Bond Fund B Class
                                       ---------------------------------------------------------------------------------------------
                                         For       For the      For the     For the      For the   For the    For the     For the
                                          The        Year        Year       Period         Six       Year      Year       Period
                                      Six Months    Ended        Ended     12/3/94(1)    Months    Ended      Ended      7/27/94(1)
                                        Ended     10/31/96     10/31/95   to 10/31/94     Ended   10/31/96   10/31/95   to 10/31/94
                                        4/30/97                                          4/30/97
                                      (Unaudited)                                      (Unaudited)
Net asset value,
 beginning of period ................     $9.60      $9.80       $9.15     $10.00       $10.07      $10.25      $9.78     $10.00

Income from investment operations:
 Net investment income (loss) ........     0.26       0.52        0.57       0.38         0.22        0.45       0.57       0.12
 Net realized and unrealized gain
  (loss) on security transactions .....   (0.17)     (0.20)       0.65      (0.86)       (0.17)      (0.18)      0.65      (0.23)
                                          -----      -----       -----      -----        -----      ------     ------      -----
 Total from investment operations ....     0.09       0.32        1.22      (0.48)        0.05        0.27       1.22      (0.11)
                                          -----      -----       -----      -----        -----      ------     ------      -----

Less dividends and distributions:
 Dividends from net
  investment income. . ................   (0.26)     (0.52)      (0.57)     (0.37)       (0.22)      (0.45)     (0.75)     (0.11)
                                          -----      -----       -----      -----        -----      ------     ------      -----
 Distributions from net realized gain
  on security transactions ............       -          -           -          -            -           -          -          -
                                          -----      -----       -----      -----        -----      ------     ------      -----

 Total dividends and distributions ...    (0.26)     (0.52)      (0.57)     (0.37)       (0.22)      (0.45)     (0.75)     (0.11)
                                          -----      -----       -----      -----        -----      ------     ------      -----
Net asset value, end of period ......     $9.43      $9.60       $9.80      $9.15        $9.90      $10.07     $10.25      $9.78
                                          =====      =====       =====      =====        =====      ======     ======      =====

Total Return(3)......................     0.91%**    3.43%      13.72%     (4.93%)**     0.52%**     2.76%     13.09%     (1.11%)**

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted)........................ $11,615    $11,419     $11,062     $9,658         $578        $568       $299       $239
 Ratio of expenses to
  average net assets. .................   1.20%*     1.23%       1.25%      1.25%*       1.90%*      1.90%      1.90%      1.90%*
 Ratio of expenses to
  average net assets prior
  to expense limitation ...............   1.20%*     1.91%       2.06%      2.58%*       1.90%*      2.58%      2.71%      3.22%*
 Ratio of net investment income
  to average net assets ...............   5.16%      5.33%       6.07%      4.38%*       4.46%*      4.66%      5.43%      4.87%*
 Ratio of net investment income
  to average net assets prior
  to expense limitation ...............   5.16%*     4.65%       5.26%      3.05%*       4.46%*      3.98%      4.62%      3.55%*
Portfolio turnover rate .............       72%       196%        227%       366%          72%        196%       227%       366%

--------------------------
 *Annualized
**Total return has not been annualized.
1 Date of initial public offering.
2 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.

                             1997 semi-annual report

--------------------------------------------------------------------------------
7. Financial Highlights (Continued)

                                                  Federal Bond Fund C Class              Federal Bond Fund Institutional Class
                                       ---------------------------------------------------------------------------------------------
                                         For       For the      For the     For the      For the   For the    For the     For the
                                          The        Year        Year       Period         Six      Year       Year      Period
                                      Six Months    Ended        Ended     7/7/94(1)      Months    Ended      Ended     2/3/94(1)
                                        Ended     10/31/96     10/31/95   to 10/31/94     Ended   10/31/96   10/31/95   to 10/31/94
                                        4/30/97                                          4/30/97
                                      (Unaudited)                                      (Unaudited)
Net asset value,
 beginning of period                  $10.20       $10.38       $9.79     $10.00        $9.09      $9.60      $9.15      $10.00

Income from investment operations:
 Net investment income (loss) .....     0.22         0.45        0.63       0.15         0.27       0.55       0.69        0.33
 Net realized and unrealized gain .
  (loss) on security transactions .    (0.17)       (0.18)       0.47      (0.22)       (0.18)     (0.51)      0.54       (0.85)
                                      ------       ------      ------      -----        -----      -----      -----       -----
 Total from investment operations .     0.05         0.27        1.10      (0.07)        0.09       0.04       1.23       (0.52)
                                      ------       ------      ------      -----        -----      -----      -----       -----

Less dividends and distributions:
 Dividends from net ...............
  investment income. . ............    (0.22)       (0.45)      (0.51)     (0.14)       (0.27)     (0.55)     (0.78)      (0.33)
                                      ------       ------      ------      -----        -----      -----      -----       -----
 Distributions from net realized
  gain on security transactions ...        -            -           -          -            -          -          -           -
                                      ------       ------      ------      -----        -----      -----      -----       -----

 Total dividends and distributions     (0.22)       (0.45)      (0.51)     (0.14)       (0.27)     (0.55)     (0.78)      (0.33)
                                      ------       ------      ------      -----        -----      -----      -----       -----
Net asset value, end of period ....   $10.03       $10.20      $10.38      $9.79        $8.91      $9.09      $9.60       $9.15
                                      ======       ======      ======      =====        =====      =====      =====       =====

Total Return3 .....................    0.51%**      2.74%      11.59%     (0.72%)**     1.02%**    0.60%     14.15%      (5.17%)**

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted) ...................      $13          $12         $15        $49         $209       $106       $979        $353
 Ratio of expenses to
  average net assets ..............    1.90%*       1.90%       1.85%      1.90%*       0.90%*     0.90%      0.90%       0.90%*
 Ratio of expenses to
  average net assets prior
  to expense limitation ...........     1.90%*      2.58%       2.70%      3.22%*       0.90%*     1.58%      1.71%       2.23%*
 Ratio of net investment income
  to average net assets ...........     4.46%*      4.66%       4.73%      4.71%*       5.46%*     5.66%      6.39%       5.57%*
 Ratio of net investment income
  to average net assets prior
  to expense limitation ...........     4.46%*      3.98%       3.88%      3.39%*       5.46%*     4.98%      5.58%       4.24%*
Portfolio turnover rate ...........       72%        196%        227%       366%          72%       196%       227%        366%

---------------
 *Annualized
**Total return has not been annualized.
1 Date of initial public offering.
2 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.

                             1997 semi-annual report

--------------------------------------------------------------------------------
7. Financial Highlights (Continued)

                                                Corporate Income Fund A Class                 Corporate Income Fund B Class
                                       ---------------------------------------------------------------------------------------------
                                         For       For the      For the     For the      For the   For the    For the     For the
                                          The        Year        Year       Period         Six       Year      Year       Period
                                      Six Months    Ended        Ended     12/3/93(1)    Months    Ended      Ended     5/11/94(1)
                                        Ended     10/31/96     10/31/95   to 10/31/94     Ended   10/31/96   10/31/95   to 10/31/94
                                        4/30/97                                          4/30/97
                                      (Unaudited)                                      (Unaudited)
Net asset value, beginning of period       $9.62       $9.76         $8.80    $10.00      $10.35     $10.45      $9.73   $10.00

Income from investment operations:
 Net investment income ...............      0.29        0.59          0.61      0.51        0.26       0.52       0.66     0.29
 Net realized and unrealized gain
  (loss) on security transactions .....    (0.21)      (0.14)         0.91     (1.20)      (0.21)     (0.10)      0.91    (0.28)
                                           -----       -----         -----     -----      ------     ------     ------    -----
 Total from investment operations ....      0.08        0.45          1.52     (0.69)       0.05       0.42       1.57     0.01
                                           -----       -----         -----     -----      ------     ------     ------    -----

Less dividends and distributions:
 Dividends from net
  investment income. . ................    (0.29)      (0.59)        (0.56)    (0.51)      (0.26)     (0.52)     (0.85)   (0.28)
 Distributions from net realized gain
  on security transactions ............        -           -            -          -           -          -          -        -
                                           -----       -----         -----     -----      ------     ------     ------    -----

 Total dividends and distributions ...     (0.29)      (0.59)        (0.56)    (0.51)      (0.26)     (0.52)     (0.85)   (0.28)
                                           -----       -----         -----     -----      ------     ------     ------    -----
Net asset value, end of period ......      $9.41       $9.62         $9.76     $8.80      $10.14     $10.35     $10.45    $9.73
                                           =====       =====         =====     =====      ======     ======     ======    =====

Total Return(2)......................      0.88%**     4.81%        17.71%    (7.06%)**    0.45%**    4.16%     17.05%    0.11%**

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted). . . . . . ............  $12,968     $12,270       $11,518    $9,620        $178       $196       $362     $222
 Ratio of expenses to
  average net assets. .................    1.20%*      1.23%         1.25%     1.25%*      1.90%*     1.90%      1.90%    1.90%*
 Ratio of expenses to
  average net assets prior
  to expense limitation ...............    1.20%*      1.65%         1.87%     2.55%*      1.90%*     2.32%      2.52%    3.21%*
 Ratio of net investment income
  to average net assets ...............    6.20%*      6.20%         6.64%     6.04%*      5.50%*     5.53%      5.97%    5.94%*
 Ratio of net investment income
  to average net assets prior
  to expense limitation ...............    6.20%*      5.78%         6.02%     4.74%*      5.50%*     5.11%      5.35%    4.63%*
Portfolio turnover rate .............        34%         68%          119%      185%         34%        68%       119%     185%

----------
 *Annualized
**Total return has not been annualized.
1 Date of initial public offering.
2 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.

                             1997 semi-annual report

--------------------------------------------------------------------------------
7. Financial Highlights (Continued)

                                               Corporate Income Fund C Class           Corporate Income Fund Institutional Class
                                       ---------------------------------------------------------------------------------------------
                                         For       For the      For the     For the      For the   For the    For the    For the
                                          The        Year        Year       Period         Six      Year       Year      Period
                                      Six Months    Ended        Ended     9/14/94(1)    Months    Ended      Ended     2/3/94(1)
                                        Ended     10/31/96     10/31/95   to 10/31/94     Ended   10/31/96   10/31/95   to 10/31/94
                                        4/30/97                                          4/30/97
                                      (Unaudited)                                      (Unaudited)
Net asset value, beginning of period      $10.33      $10.44       $9.80   $10.00        $9.34        $9.49       $8.84     $9.98

Income from investment operations:
 Net investment income ...............      0.26        0.52        0.18     0.08         0.31         0.62        0.73      0.41
 Net realized and unrealized gain
  (loss) on security transactions ....     (0.20)      (0.11)       1.33    (0.19)       (0.21)       (0.15)       0.78     (1.12)
                                          ------      ------      ------    -----        -----        -----       -----     -----
Total from investment operations ....       0.06        0.41        1.51    (0.11)        0.10         0.47        1.51     (0.71)
                                          ------      ------      ------    -----        -----        -----       -----     -----

Less dividends and distributions:
 Dividends from net
  investment income .................      (0.26)      (0.52)      (0.87)   (0.09)       (0.31)       (0.62)      (0.86)    (0.43)
                                          ------      ------      ------    -----        -----        -----       -----     -----
 Distributions from net realized gain
  on security transactions ..........          -           -           -        -            -            -           -         -
                                          ------      ------      ------    -----        -----        -----       -----     -----

 Total dividends and distributions ..      (0.26)      (0.52)      (0.87)   (0.09)       (0.31)       (0.62)      (0.86)    (0.43)
                                          ------      ------      ------    -----        -----        -----       -----     -----
Net asset value, end of period ......     $10.13      $10.33      $10.44    $9.80        $9.13        $9.34       $9.49     $8.84
                                          ======      ======      ======    =====        =====        =====       =====     =====

Total Return2 .......................      0.55%**     4.06%      16.23%   (1.00%)**     1.05%**      5.19%      18.27%    (7.21%)**

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted) .....................        $72         $71          $5       $9       $6,433       $5,852      $3,704    $1,302
 Ratio of expenses to
  average net assets ................      1.90%*      1.90%       1.90%    1.85%*       0.90%*       0.90%       0.90%     0.90%*
 Ratio of expenses to
  average net assets prior
  to expense limitation .............      1.90%*      2.32%       2.52%    3.17%*       0.90%*       1.32%       1.52%     2.20%*
 Ratio of net investment income
  to average net assets .............      5.50%*      5.53%       5.75%    5.91%*       6.50%*       6.53%       6.95%     6.88%*
 Ratio of net investment income
  to average net assets prior
  to expense limitation .............      5.50%*      5.11%       5.13%    4.59%*       6.50%*       6.11%       6.33%     5.58%*
Portfolio turnover rate .............        34%         68%        119%     185%          34%          68%        119%      185%*

------------------------
 *Annualized
**Total return has not been annualized.
1 Date of initial public offering.
2 Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B and Class C shares.


                      1997 semi-annual report
44

DELAWARE GROUP OF FUNDS

For Growth of Capital

Aggressive Growth Fund
Trend Fund
Enterprise Fund
DelCap Fund
Value Fund
U.S. Growth Fund
Growth Stock Fund


For Total Return

Quantum Fund
Blue Chip Fund
Devon Fund
Decatur Total Return Fund
Decatur Income Fund
Delaware Fund


For International Diversification

Emerging Markets Fund
New Pacific Fund
World Growth Fund
International Equity Fund
Global Assets Fund
Global Bond Fund

For Current Income

Delchester Fund
Strategic Income Fund
Corporate Income Fund
Federal Bond Fund
U.S. Government Fund
U.S. Government Securities Fund
Limited-Term Government Fund


For Tax-Free Current Income

National High Yield Municipal Bond Fund
Tax-Free USA Fund
Tax-Free Insured Fund
Tax-Free USA Intermediate Fund
State Tax-Free Funds*


Money Market Funds

Delaware Cash Reserve
U.S. Government Money Fund
Tax-Free Money Fund

* Available for the following states: AZ, CA, CO, FL, ID,
  IA, KS, MN, MO, NM, NY, ND, OR, PA, UT, WA, WI.

INVESTMENT MANAGER
Delaware Management Company, Inc.
Philadelphia

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London, England

SUBADVISERS
Lynch & Mayer
New York, New York

Walter Scott & Partners, Ltd.
Edinburgh, Scotland

John Govett & Co.
London, England

Lincoln Investment Management Inc.
Fort Wayne, Indiana

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING AND
TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia

1818 Market Street
Philadelphia, PA 19103-3682

FOR SHAREHOLDERS
1.800.523.1918

FOR SECURITIES DEALERS
1.800.362.7500

FOR FINANCIAL INSTITUTIONS
REPRESENTATIVES
1.800.659.2265

    THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF DELAWARE GROUP ADVISER FUNDS' SHAREHOLDERS, BUT IT MAY BE USED WITH PROSPECTIVE INVESTORS WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR DELAWARE GROUP ADVISER FUNDS, WHICH SETS FORTH DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES, AND OPERATING POLICIES OF THE FUND. INTERNATIONAL INVESTING HAS SPECIAL RISKS THAT INCLUDE LESS STABLE ECONOMIES AND GOVERNMENTS CURRENCY FLUCTUATIONS AND DIFFERENT ACCOUNTING STANDARDS. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. SUMMARY INVESTMENT RESULTS ARE DOCUMENTED IN THE FUND'S CURRENT STATEMENT OF ADDITIONAL INFORMATION. THE FIGURES IN THIS REPORT REPRESENT PAST RESULTS WHICH ARE NOT A GUARANTEE OF FUTURE RESULTS. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan: however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Fund are not bank or credit union deposits.

Copy Rights Delaware Distributors, L.P.


DELAWARE
GROUP
=========
Philadelphia o London

Printed in the USA on
recycled paper

DAF-AR [4/97] PP6/97
LAF-31